UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2464

MFS SERIES TRUST IX

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30 and October 31*

Date of reporting period: July 31, 2008

* The following series of the Registrant have a fiscal year end of April 30: MFS Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, MFS Research Bond Fund and MFS Research Bond Fund J. MFS Inflation-Adjusted Bond Fund has an October 31 fiscal year end.

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Bond Fund

7/31/08
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT®

MFS Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08

Issuer	Shares/Par	Value ($)
Bonds – 96.2%
Aerospace – 0.5%
Bombardier, Inc., 6.3%, 2014 (n)	$6,575,000	$6,246,250

Asset Backed & Securitized – 8.5%
ARCap REIT, Inc., CDO, “G”, 6.1%, 2045 (n)	$2,150,000	$903,000
Asset Securitization Corp., FRN, 8.631%, 2029	2,924,875	3,203,222
Bayview Financial Revolving Mortgage Loan Trust, FRN, 3.26%, 2040 (z)	2,930,000	2,102,463
BlackRock Capital Finance LP, 7.75%, 2026 (n)	519,380	311,628
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (z)	4,011,222	3,971,110
Chase Commercial Mortgage Securities Corp., 6.6%, 2029 (z)	1,529,677	1,565,698
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 2049	2,920,000	2,516,380
Commercial Mortgage Acceptance Corp., 1.088%, 2030 (i)	21,243,909	781,166
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035	119,424	118,643
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039	5,804,213	5,085,474
DLJ Commercial Mortgage Corp., 6.04%, 2031 (z)	2,675,000	2,597,853
Falcon Franchise Loan LLC, 6.5%, 2014 (z)	2,733,000	1,657,735
Falcon Franchise Loan LLC, FRN, 5.471%, 2025 (i)(z)	15,445,702	1,607,141
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)	2,198,812	2,276,288
GE Commercial Mortgage Corp., FRN, 5.518%, 2044	2,710,000	2,425,046
GMAC Commercial Mortgage Securities, Inc., FRN, 6.02%, 2033 (z)	4,140,000	3,805,640
GMAC Commercial Mortgage Securities, Inc., FRN, 7.918%, 2034 (n)	3,212,000	3,207,195
Greenwich Capital Commercial Funding Corp., 4.305%, 2042	3,544,438	3,521,561
Greenwich Capital Commercial Funding Corp., FRN, 6.112%, 2038	2,125,000	1,963,639
JPMorgan Chase Commercial Mortgage Securities Corp., 5.372%, 2047	5,200,000	4,573,585
JPMorgan Chase Commercial Mortgage Securities Corp., 5.937%, 2049	3,070,000	2,852,764
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.506%, 2042 (n)	4,734,928	3,337,003
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.414%, 2043	7,331,619	6,396,556
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.855%, 2043	4,318,739	3,956,480
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046	5,520,000	5,202,629
KKR Financial CLO Ltd., “C”, CDO, FRN, 4.126%, 2021 (n)	3,651,630	2,198,281
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.811%, 2030 (i)	12,606,330	429,876
Merrill Lynch Mortgage Trust, FRN, 6.023%, 2050	1,561,000	1,066,899
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.81%, 2050	3,070,000	2,848,125
Morgan Stanley Capital I, Inc., 5.72%, 2032	2,675,924	2,700,200
Morgan Stanley Capital I, Inc., FRN, 0.486%, 2030 (i)(n)	47,720,004	671,239
Mortgage Capital Funding, Inc., FRN, 0.633%, 2031 (i)	6,987,418	9,791
Nomura Asset Acceptance Corp., FRN, 4.423%, 2034	400,673	399,420
PNC Mortgage Acceptance Corp., FRN, 7.1%, 2032 (z)	5,790,000	5,616,378
Prudential Securities Secured Financing Corp., FRN, 7.286%, 2013 (z)	3,468,000	2,699,461
Spirit Master Funding LLC, 5.05%, 2023 (z)	2,675,571	2,072,818
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041	3,448,527	3,223,260
Wachovia Bank Commercial Mortgage Trust, FRN, 5.513%, 2043	1,030,000	690,220
Wachovia Bank Commercial Mortgage Trust, FRN, 6.159%, 2045	4,320,000	4,003,203

		$98,569,070

Automotive – 0.8%
Ford Motor Credit Co. LLC, 9.75%, 2010	$3,470,000	$2,995,939
Johnson Controls, Inc., 5.5%, 2016	6,390,000	6,139,308

		$9,135,247

Broadcasting – 1.3%
CBS Corp., 6.625%, 2011	$6,040,000	$6,059,829
Clear Channel Communications, Inc., 7.65%, 2010	4,329,000	4,069,260
News America, Inc., 8.5%, 2025	4,931,000	5,487,897

		$15,616,986

Brokerage & Asset Managers – 3.3%
Goldman Sachs Group, Inc., 5.625%, 2017	$6,941,000	$6,361,239
INVESCO PLC, 4.5%, 2009	7,053,000	6,819,249

1

MFS Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – continued
Lehman Brothers Holdings, Inc., 6.2%, 2014	$1,734,000	$1,595,767
Lehman Brothers Holdings, Inc., 6.5%, 2017	3,180,000	2,870,357
Lehman Brothers Holdings, Inc., 7.5%, 2038	1,828,000	1,629,227
Merrill Lynch & Co., Inc., 6.15%, 2013	3,390,000	3,232,911
Merrill Lynch & Co., Inc., 6.05%, 2016	3,281,000	2,984,542
Morgan Stanley, 5.75%, 2016	5,924,000	5,314,243
Morgan Stanley Group, Inc., 6.625%, 2018	7,800,000	7,220,000

		$38,027,535

Building – 0.5%
American Standard Cos., Inc., 7.625%, 2010	$1,955,000	$2,047,773
CRH America, Inc., 8.125%, 2018	3,493,000	3,527,263

		$5,575,036

Business Services – 0.4%
Xerox Corp., 5.65%, 2013	$4,930,000	$4,884,274

Cable TV – 1.3%
Comcast Corp., 6.4%, 2038	$1,857,000	$1,688,953
Cox Communications, Inc., 4.625%, 2013	6,087,000	5,784,482
Cox Communications, Inc., 6.25%, 2018 (n)	1,735,000	1,708,631
TCI Communications, Inc., 9.8%, 2012	3,539,000	3,978,692
Time Warner Entertainment Co. LP, 8.375%, 2033	1,734,000	1,851,515

		$15,012,273

Chemicals – 0.3%
PPG Industries, Inc., 5.75%, 2013	$3,195,000	$3,224,352

Computer Software – 0.6%
Seagate Technology HDD Holdings, 6.375%, 2011	$7,013,000	$6,802,610

Conglomerates – 0.3%
Kennametal, Inc., 7.2%, 2012	$3,091,000	$3,283,467

Construction – 0.5%
D.R. Horton, Inc., 7.875%, 2011	$4,993,000	$4,568,595
D.R. Horton, Inc., 5.625%, 2014	1,731,000	1,358,835

		$5,927,430

Consumer Goods & Services – 1.7%
Clorox Co., 5%, 2013	$4,780,000	$4,693,783
Fortune Brands, Inc., 5.125%, 2011	6,080,000	6,060,854
Service Corp. International, 7.375%, 2014	1,880,000	1,818,900
Western Union Co., 5.4%, 2011	7,660,000	7,656,790

		$20,230,327

Defense Electronics – 1.3%
L-3 Communications Corp., 6.375%, 2015	$6,885,000	$6,471,900
Litton Industries, Inc., 8%, 2009	8,035,000	8,397,973

		$14,869,873

Electronics – 0.4%
Tyco Electronics Group S.A., 6.55%, 2017	$2,450,000	$2,421,411
Tyco Electronics Group S.A., 7.125%, 2037	1,700,000	1,662,848

		$4,084,259

Emerging Market Quasi-Sovereign – 0.7%
OAO Gazprom, 7.343%, 2013 (z)	$1,210,000	$1,225,125
OAO Gazprom, 8.146%, 2018 (z)	2,710,000	2,743,875
Pemex Finance Ltd., 9.69%, 2009	1,958,000	1,993,753
Pemex Finance Ltd., 10.61%, 2017	1,500,000	1,896,405

		$7,859,158

2

MFS Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – 0.0%
Republic of Argentina, FRN, 3.092%, 2012	$623,625	$505,083

Energy - Independent – 1.8%
Nexen, Inc., 6.4%, 2037	$6,380,000	$5,910,738
Ocean Energy, Inc., 7.25%, 2011	8,687,000	9,290,251
SandRidge Energy, Inc., 8%, 2018 (n)	6,155,000	6,093,450

		$21,294,439

Energy - Integrated – 0.4%
Petro-Canada, 6.05%, 2018	$4,468,000	$4,383,349

Entertainment – 0.7%
Time Warner, Inc., 9.125%, 2013	$6,649,000	$7,266,719
Time Warner, Inc., 6.5%, 2036	1,100,000	953,589

		$8,220,308

Financial Institutions – 1.9%
American Express Centurion Bank, 5.55%, 2012	$5,510,000	$5,366,492
General Electric Co., 5.625%, 2018	6,320,000	6,146,320
General Motors Acceptance Corp., 7.25%, 2011	4,461,000	3,059,907
ILFC E-Capital Trust I, 5.9% to 2010, FRN to 2065 (n)	6,900,000	5,151,478
International Lease Finance Corp., 5.625%, 2013	3,380,000	2,859,909

		$22,584,106

Food & Beverages – 3.3%
Diageo Capital PLC, 5.5%, 2016	$6,930,000	$6,762,232
Dr. Pepper Snapple Group, Inc., 6.82%, 2018 (n)	4,738,000	4,764,068
General Mills, Inc., 5.65%, 2012	4,110,000	4,181,777
Kraft Foods, Inc., 6.125%, 2018	6,690,000	6,522,991
Miller Brewing Co., 5.5%, 2013 (n)	9,815,000	9,830,832
Tyson Foods, Inc., 6.85%, 2016	6,160,000	5,699,355

		$37,761,255

Food & Drug Stores – 0.4%
CVS Caremark Corp., 5.75%, 2017	$4,388,000	$4,289,814

Forest & Paper Products – 0.8%
International Paper Co., 7.95%, 2018	$5,410,000	$5,379,682
Stora Enso Oyj, 7.25%, 2036 (n)	4,707,000	3,548,127

		$8,927,809

Gaming & Lodging – 1.0%
Royal Caribbean Cruises Ltd., 8%, 2010	$4,190,000	$4,200,475
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012	3,425,000	3,457,517
Wyndham Worldwide Corp., 6%, 2016	4,380,000	3,763,629

		$11,421,621

Industrial – 0.4%
Steelcase, Inc., 6.5%, 2011	$5,024,000	$5,105,896

Insurance – 2.1%
American International Group, Inc., 6.25%, 2037	$5,320,000	$4,038,572
ING Groep N.V., 5.775% to 2015, FRN to 2049	4,906,000	4,073,221
Metropolitan Life Global Funding, 5.125%, 2013 (n)	4,190,000	4,131,457
Prudential Financial, Inc., 6%, 2017	3,720,000	3,548,568
UnumProvident Corp., 6.85%, 2015 (n)	8,751,000	8,626,535

		$24,418,353

Insurance - Health – 0.4%
Humana, Inc., 7.2%, 2018	$2,700,000	$2,620,045
UnitedHealth Group, Inc., 6.875%, 2038	2,425,000	2,203,396

		$4,823,441

3

MFS Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – 1.5%
AXIS Capital Holdings Ltd., 5.75%, 2014	$3,795,000	$3,450,573
Chubb Corp., 5.75%, 2018	1,580,000	1,519,729
Chubb Corp., 6.375% to 2017, FRN to 2067	1,838,000	1,676,716
Fund American Cos., Inc., 5.875%, 2013	6,104,000	5,671,471
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2037 (n)	5,610,000	4,807,450

		$17,125,939

Machinery & Tools – 0.6%
Case New Holland, Inc., 7.125%, 2014	$6,815,000	$6,593,513

Major Banks – 5.6%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049	$4,150,000	$2,937,702
Bank of America Corp., 5.49%, 2019	2,815,000	2,533,379
Barclays Bank PLC, 8.55% to 2011, FRN to 2049 (n)	6,318,000	6,159,564
Bear Stearns Cos., Inc., 5.85%, 2010	6,950,000	7,043,846
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	4,300,000	3,696,495
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049	10,231,000	8,770,729
Natixis S.A., 10% to 2018, FRN to 2049 (n)	4,000,000	3,826,920
PNC Funding Corp., 5.625%, 2017	4,570,000	4,153,778
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)	1,960,000	1,633,685
Royal Bank of Scotland Group PLC, 9.118%, 2049	2,152,000	2,157,311
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	5,204,000	5,268,519
Unicredito Luxembourg Finance S.A., 6%, 2017 (n)	6,850,000	6,419,395
Wachovia Capital Trust III, 5.8% to 2011, FRN to 2042	6,500,000	3,672,500
Wachovia Corp., 6.605%, 2025	7,936,000	6,365,489

		$64,639,312

Medical & Health Technology & Services – 2.1%
Fisher Scientific International, Inc., 6.125%, 2015	$9,060,000	$8,977,690
HCA, Inc., 8.75%, 2010	4,117,000	4,158,170
Hospira, Inc., 5.55%, 2012	1,390,000	1,375,247
Hospira, Inc., 6.05%, 2017	5,030,000	4,855,705
McKesson Corp., 5.7%, 2017	5,010,000	4,845,086

		$24,211,898

Metals & Mining – 1.0%
International Steel Group, Inc., 6.5%, 2014	$6,119,000	$6,157,978
Rio Tinto Finance USA Ltd., 5.875%, 2013	5,920,000	5,988,471

		$12,146,449

Mortgage Backed – 8.4%
Fannie Mae, 5.5%, 2017 - 2035	$32,551,814	$32,437,348
Fannie Mae, 6%, 2017 - 2035	9,721,790	9,833,876
Fannie Mae, 4.5%, 2018	8,716,175	8,496,569
Fannie Mae, 7.5%, 2030 - 2031	1,830,690	1,968,544
Fannie Mae, 6.5%, 2032 - 2036	6,013,527	6,217,138
Freddie Mac, 6%, 2021 - 2034	3,727,906	3,787,812
Freddie Mac, 5%, 2025 - 2035	25,168,064	24,113,071
Freddie Mac, 5.5%, 2035 - 2038	10,902,597	10,694,605

		$97,548,963

Municipals – 2.2%
Harris County TX, “C”, FSA, 5.25%, 2028	$3,260,000	$3,464,728
Metropolitan Atlanta, GA, Rapid Transit Tax Authority Rev., “A”, FGIC, 5.25%, 2032	4,900,000	5,111,484
New York, Dormitory Authority Rev. (New York University), BHAC, 5.5%, 2031	2,680,000	2,950,707
State of Massachusetts, “A”, 5.5%, 2030	6,665,000	7,286,445
Utah Transit Authority Sales Tax Rev., “A”, BHAC, 5%, 2035	6,695,000	6,794,019

		$25,607,383

4

MFS Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Natural Gas - Pipeline – 3.4%
CenterPoint Energy, Inc., 7.875%, 2013	$8,438,000	$9,027,985
CenterPoint Energy, Inc., 5.95%, 2017	2,950,000	2,784,626
Enterprise Products Operating LP, 5.65%, 2013	2,434,000	2,428,884
Enterprise Products Partners LP, 6.3%, 2017	3,590,000	3,570,079
Kinder Morgan Energy Partners LP, 5.125%, 2014	2,559,000	2,433,215
Kinder Morgan Energy Partners LP, 7.4%, 2031	3,627,000	3,678,536
Spectra Energy Capital LLC, 8%, 2019	5,750,000	5,976,987
TransCapitalInvest Ltd., 7.7%, 2013	760,000	760,000
Williams Cos., Inc., 7.125%, 2011	8,651,000	8,997,040

		$39,657,352

Network & Telecom – 4.4%
AT&T, Inc., 5.1%, 2014	$8,569,000	$8,400,876
British Telecommunications PLC, 5.15%, 2013	4,365,000	4,269,577
CenturyTel, Inc., 8.375%, 2010	230,000	238,938
Deutsche Telekom International Finance B.V., 8.5%, 2010	3,029,000	3,198,164
Telecom Italia Capital, 6.2%, 2011	6,070,000	6,218,976
Telefonica Emisiones S.A.U., 7.045%, 2036	3,450,000	3,487,191
Telefonica Europe B.V., 7.75%, 2010	6,019,000	6,335,166
TELUS Corp., 8%, 2011	11,676,000	12,436,540
Verizon New York, Inc., 6.875%, 2012	6,786,000	6,994,846

		$51,580,274

Oil Services – 0.9%
KazMunaiGaz Finance B.V., 8.375%, 2013 (z)	$4,130,000	$4,207,438
Weatherford International Ltd., 5.15%, 2013	3,280,000	3,250,703
Weatherford International Ltd., 6.35%, 2017	3,000,000	3,034,110

		$10,492,251

Oils – 0.9%
Premcor Refining Group, Inc., 7.5%, 2015	$10,500,000	$10,842,374

Other Banks & Diversified Financials – 3.7%
Alfa Diversified Payment Rights Finance Co. S.A., FRN, 4.676%, 2011 (n)	$2,503,200	$2,378,040
Alfa Diversified Payment Rights Finance Co. S.A., FRN, 4.776%, 2012 (z)	2,602,500	2,419,778
Citigroup, Inc., 8.4% to 2018, FRN to 2049	6,770,000	5,796,745
Credit Suisse (USA), Inc., 4.875%, 2010	8,611,000	8,664,715
Fifth Third Bancorp, 5.45%, 2017	460,000	348,563
Mizuho Financial Group, Inc., 5.79%, 2014 (n)	5,310,000	5,278,889
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)	4,178,000	3,496,836
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)	6,312,000	5,169,629
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	3,471,000	2,959,114
UFJ Finance Aruba AEC, 6.75%, 2013	6,193,000	6,423,801

		$42,936,110

Printing & Publishing – 0.2%
Pearson PLC, 5.5%, 2013 (n)	$1,930,000	$1,909,754

Railroad & Shipping – 1.5%
Canadian Pacific Railway Co., 6.5%, 2018	$4,310,000	$4,217,861
CSX Corp., 6.3%, 2012	4,932,000	4,919,310
Kansas City Southern, 7.375%, 2014	2,170,000	2,088,625
TFM S.A. de C.V., 9.375%, 2012	6,032,000	6,228,040

		$17,453,836

Real Estate – 2.8%
ERP Operating LP, REIT, 5.75%, 2017	$6,580,000	$5,921,474
HRPT Properties Trust, REIT, 6.25%, 2016	6,245,000	5,550,843
Liberty Property LP, REIT, 5.5%, 2016	4,340,000	3,766,387
ProLogis, REIT, 5.75%, 2016	5,547,000	5,187,155

5

MFS Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Real Estate – continued
ProLogis, REIT, 5.625%, 2016	$1,300,000	$1,197,777
Simon Property Group, Inc., REIT, 6.35%, 2012	4,283,000	4,284,285
Simon Property Group, Inc., REIT, 5.75%, 2015	6,800,000	6,627,620

		$32,535,541

Restaurants – 0.3%
YUM! Brands, Inc., 8.875%, 2011	$2,887,000	$3,107,220

Retailers – 1.8%
Home Depot, Inc., 5.25%, 2013	$5,786,000	$5,522,054
J.C. Penney Corp., Inc., 8%, 2010	527,000	542,835
Macy’s Retail Holdings, Inc., 5.35%, 2012	3,170,000	2,943,580
Macy’s, Inc., 6.625%, 2011	2,861,000	2,799,340
Wal-Mart Stores, Inc., 6.2%, 2038	5,470,000	5,346,066
Wesfarmers Ltd., 6.998%, 2013 (z)	4,170,000	4,321,192

		$21,475,067

Supermarkets – 0.6%
Delhaize America, Inc., 9%, 2031	$2,407,000	$2,765,448
Kroger Co., 6.4%, 2017	3,884,000	3,969,281

		$6,734,729

Supranational – 0.2%
Corporacion Andina de Fomento, 6.875%, 2012	$2,747,000	$2,880,592

Telecommunications - Wireless – 1.4%
Nextel Communications, Inc., 5.95%, 2014	$9,650,000	$7,334,000
Rogers Cable, Inc., 5.5%, 2014	2,229,000	2,150,628
Rogers Communications, Inc., 6.8%, 2018	1,340,000	1,341,796
Rogers Wireless, Inc., 7.25%, 2012	3,315,000	3,493,254
Vodafone Group PLC, 5.625%, 2017	1,452,000	1,394,229

		$15,713,907

Telephone Services – 0.3%
Embarq Corp., 7.082%, 2016	$3,710,000	$3,467,065

Tobacco – 1.6%
Philip Morris International, Inc., 4.875%, 2013	$6,790,000	$6,649,393
Reynolds American, Inc., 7.25%, 2012	5,112,000	5,264,481
Reynolds American, Inc., 6.75%, 2017	7,310,000	7,175,840

		$19,089,714

Transportation - Services – 0.6%
FedEx Corp., 9.65%, 2012	$5,930,000	$6,837,373

U.S. Treasury Obligations – 5.3%
U.S. Treasury Bonds, 6.25%, 2023	$11,300,000	$13,388,737
U.S. Treasury Bonds, 5.375%, 2031	16,400,000	18,020,779
U.S. Treasury Notes, 4.875%, 2016	27,914,000	30,009,727

		$61,419,243

Utilities - Electric Power – 9.3%
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)	$8,890,000	$9,334,500
Beaver Valley Funding Corp., 9%, 2017	8,961,000	9,635,226
Dominion Resources, Inc., 6.4%, 2018	3,160,000	3,210,225
DPL, Inc., 6.875%, 2011	3,644,000	3,791,691
Duke Energy Corp., 5.65%, 2013	6,740,000	6,789,809
E.On International Finance B.V., 6.65%, 2038 (n)	6,330,000	6,141,144
EDP Finance B.V., 6%, 2018 (n)	6,800,000	6,722,147
Enersis S.A., 7.375%, 2014	4,189,000	4,456,355
Exelon Generation Co. LLC, 6.95%, 2011	11,821,000	12,225,999
Israel Electric Corp. Ltd., 7.25%, 2019 (z)	2,413,000	2,390,105

6

MFS Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Mirant Americas Generation LLC, 8.3%, 2011	$5,000,000	$5,100,000
NiSource Finance Corp., 7.875%, 2010	7,649,000	7,925,879
NorthWestern Corp., 5.875%, 2014	4,275,000	4,196,836
NRG Energy, Inc., 7.375%, 2016	9,430,000	9,147,100
PSEG Power LLC, 5.5%, 2015	1,705,000	1,637,277
Reliant Energy, Inc., 7.625%, 2014	6,970,000	6,726,050
System Energy Resources, Inc., 5.129%, 2014 (n)	2,774,733	2,721,652
Waterford 3 Funding Corp., 8.09%, 2017	5,874,653	5,743,413
		$107,895,408

Total Bonds		$1,116,984,888

Money Market Funds (v) – 2.5%
MFS Institutional Money Market Portfolio, 2.56%, at Net Asset Value	29,004,890	$29,004,890

Total Investments		$1,145,989,778

Other Assets, Less Liabilities – 1.3%		15,059,384

Net Assets – 100.0%		$1,161,049,162

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $137,970,081, representing 11.9% of net assets.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven- day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Alfa Diversified Payment Rights Finance Co. S.A., FRN, 4.776%, 2012	3/23/07	$2,602,500	$2,419,778
Bayview Financial Revolving Mortgage Loan Trust, FRN, 3.26%, 2040	3/01/06	2,930,000	2,102,463
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011	7/02/03 - 3/08/07	4,015,406	3,971,110
Chase Commercial Mortgage Securities Corp., 6.6%, 2029	6/07/00	1,461,427	1,565,698
DLJ Commercial Mortgage Corp., 6.04%, 2031	7/23/04	2,637,527	2,597,853
Falcon Franchise Loan LLC, 6.5%, 2014	7/15/05	2,496,144	1,657,735
Falcon Franchise Loan LLC, FRN, 3.421%, 2025	1/29/03	1,929,354	1,607,141
GMAC Commercial Mortgage Securities, Inc., FRN, 6.02%, 2033	3/20/02	3,843,421	3,805,640
Israel Electric Corp. Ltd., 7.25%, 2019	5/01/08	2,408,982	2,390,105
KazMunaiGaz Finance B.V., 8.375%, 2013	6/24/08 - 6/25/08	4,143,454	4,207,438
OAO Gazprom, 7.343%, 2013	4/08/08	1,258,717	1,225,125
OAO Gazprom, 8.146%, 2018	4/02/08 - 4/03/08	2,784,369	2,743,875
PNC Mortgage Acceptance Corp., FRN, 7.1%, 2032	3/25/08	5,790,000	5,616,378
Prudential Securities Secured Financing Corp., FRN, 7.286%, 2013	12/06/04	3,694,554	2,699,461
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	2,644,743	2,072,818
Wesfarmers Ltd., 6.998%, 2013	4/03/08	4,170,000	4,321,192

Total Restricted Securities			$45,003,810
% of Net Assets			3.9%

7

MFS Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT	Real Estate Investment Trust

Insurers
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

8

MFS Bond Fund

Supplemental Information (Unaudited) 7/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of July 31, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$29,004,890	$1,116,984,888	$—	$1,145,989,778
Other Financial Instruments	$—	$(1,963,611)	$—	$(1,963,611)

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$1,213,730,219

Gross unrealized appreciation	$4,021,617
Gross unrealized depreciation	(71,762,058)

Net unrealized appreciation (depreciation)	$(67,740,441)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 7/31/08

Swap Agreements at 7/31/08

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Credit Default Swaps
12/20/12	USD	6,090,000	Merrill Lynch International	1.00% (fixed rate)	(1)	$(2,045,754)
12/20/12	USD	2,710,000	Goldman Sachs International	(2)	1.30% (fixed rate)	7,191
12/20/12	USD	2,710,000	Goldman Sachs International	(3)	1.55% (fixed rate)	27,160
6/20/13	USD	2,740,000	Morgan Stanley Capital Services, Inc.	(4)	1.07% (fixed rate)	(53,906)
6/20/13	USD	2,740,000	Morgan Stanley Capital Services, Inc.	(5)	1.07% (fixed rate)	9,161
6/20/13	USD	2,670,000	Morgan Stanley Capital Services, Inc.	(6)	1.48% (fixed rate)	46,135
9/20/13	USD	2,680,000	Goldman Sachs International	0.89% (fixed rate)	(7)	35,871
9/20/13	USD	1,710,000	Goldman Sachs International	(8)	0.645% (fixed rate)	(3,916)
9/20/13	USD	1,000,000	Goldman Sachs International	(8)	0.645% (fixed rate)	(2,272)
9/20/13	USD	2,700,000	Goldman Sachs International	(9)	0.67% (fixed rate)	(5,862)
9/20/13	USD	2,640,000	Goldman Sachs International	(10)	1.75% (fixed rate)	(6,646)
9/20/13	USD	2,680,000	Morgan Stanley Capital Services, Inc.	(11)	0.99% (fixed rate)	(10,119)
9/20/13	USD	2,650,000	Merrill Lynch International	(12)	1.05% (fixed rate)	39,346

						$(1,963,611)

9

MFS Bond Fund

Supplemental Information (Unaudited) 7/31/08

Swap Agreements at 7/31/08 - continued

(1)	Fund to pay notional amount upon a defined credit event by MBIA, Inc., 6.625%, 10/01/28.

(2)	Fund to receive notional amount upon a defined credit event by Simon Property Group, Inc., 6.35%, 8/28/12.

(3)	Fund to receive notional amount upon a defined credit event by Equity Residential Property Trust, 5.75%, 6/15/17.

(4)	Fund to receive notional amount upon a defined credit event by Arrow Electronic, Inc., 6.875%, 6/01/18.

(5)	Fund to receive notional amount upon a defined credit event by Nordstrom, Inc., 6.95%, 3/15/28.

(6)	Fund to receive notional amount upon a defined credit event by Weyerhaeuser Co., 7.125%, 7/15/23.

(7)	Fund to pay notional amount upon a defined credit event by Newell Rubbermaid, Inc., 4.625%, 12/15/09.

(8)	Fund to receive notional amount upon a defined credit event by CIGNA Corp., 7.875%, 5/15/27.

(9)	Fund to receive notional amount upon a defined credit event by Safeway, Inc., 5.80%, 8/15/12.

(10)	Fund to receive notional amount upon a defined credit event by RadioShack Corp., 7.375%, 5/15/11.

(11)	Fund to receive notional amount upon a defined credit event by British Telecommunications PLC, 5.75%, 12/07/28.

(12)	Fund to receive notional amount upon a defined credit event by Whirlpool Corp., 7.75%, 7/15/16.

At July 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the transactions in securities which the fund assumes to be affiliated issuers during the three months ended July 31, 2008, is set forth below:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,760,385	118,642,342	91,397,837	29,004,890

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$109,635	$29,004,890

10

MFS® Limited Maturity Fund

7/31/08
Quarterly portfolio holdings

MFS®
INVESTMENT MANAGEMENT

MFS Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08

Issuer	Shares/Par	Value ($)
Bonds – 93.3%
Airlines – 0.1%
American Airlines Corp., 3.857%, 2010	$808,682	$733,880

Asset Backed & Securitized – 13.4%
Bayview Commercial Asset Trust, FRN, 2.771%, 2035 (n)	$1,936,325	$1,804,642
Bayview Commercial Asset Trust, FRN, 2.731%, 2036 (z)	1,672,383	1,418,013
Bayview Commercial Asset Trust, FRN, 1.798%, 2036 (i)(z)	8,781,091	670,875
Bayview Financial Acquisition Trust, FRN, 5.638%, 2036	2,370,000	2,258,351
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041	2,325,000	2,135,647
Bayview Financial Revolving Mortgage Loan Trust, FRN, 3.26%, 2040 (z)	1,402,996	1,006,740
Brascan Real Estate, CDO, FRN, 4.386%, 2040 (z)	1,526,000	503,580
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (z)	2,142,944	2,121,515
Commercial Mortgage Asset Trust, FRN, 0.878%, 2032 (i)(n)	26,609,705	702,733
Commercial Mortgage Pass-Through Certificates, FRN, 2.648%, 2017 (n)	3,400,000	3,263,099
Continental Airlines, Inc., FRN, 3.126%, 2013	935,523	841,970
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035	387,146	384,615
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.303%, 2035	3,022,719	2,870,869
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.731%, 2037	4,000,000	2,492,448
Credit-Based Asset Servicing & Securitization Trust, 5.737%, 2037	2,830,000	1,759,558
DEPFA Bank PLC, 3.625%, 2008	6,100,000	6,115,561
E*TRADE RV & Marine Trust, 3.62%, 2018	2,605,286	2,562,455
Ford Credit Auto Owner Trust, FRN, 2.788%, 2010	1,903,542	1,903,168
Gramercy Real Estate Ltd., CDO, FRN, 3.12%, 2035 (z)	2,337,207	2,046,295
IMPAC CMB Trust, FRN, 3.201%, 2034	633,036	538,656
IMPAC CMB Trust, FRN, 3.381%, 2034	666,353	520,614
IMPAC Secured Assets Corp., FRN, 2.811%, 2036	1,780,954	1,596,719
Interstar Millennium Trust, FRN, 2.976%, 2036	1,229,478	1,187,071
JPMorgan Chase Commercial Mortgage Securities Corp., 4.851%, 2042	3,504,086	3,476,212
JPMorgan Chase Commercial Mortgage Securities Corp., 5.298%, 2047	5,000,000	4,892,377
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.317%, 2037	5,000,000	4,945,217
JPMorgan Mortgage Acquisition Corp., FRN, 5.532%, 2036	3,700,000	3,352,968
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.447%, 2035 (i)	49,233,752	362,016
Merrill Lynch Mortgage Investors, Inc., FRN, 5.45%, 2037	3,312,112	2,747,764
Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.878%, 2046	4,970,000	4,981,688
Morgan Stanley Capital I, Inc., FRN, 0.931%, 2031 (i)(n)	23,112,789	133,310
Mortgage Capital Funding, Inc., FRN, 0.633%, 2031 (i)	3,364,406	4,714
Nationslink Funding Corp., FRN, 0.463%, 2030 (i)	6,372,742	163,857
New Century Home Equity Loan Trust, FRN, 4.532%, 2035	2,600,000	2,561,806
Nomura Asset Acceptance Corp., FRN, 4.423%, 2034	143,549	143,100
Nomura Asset Securities Corp., FRN, 9.773%, 2027 (z)	2,450,511	2,671,361
Option One Mortgage Loan Trust, FRN, 5.611%, 2037	1,990,000	1,269,285
Ownit Mortgage Loan Asset-Backed Certificates, FRN, 5.29%, 2035	5,096,147	4,917,196
Popular ABS Mortgage Pass-Through Trust, FRN, 4.62%, 2035	2,202,612	2,164,326
Putnam Structured Product Funding, CDO, FRN, 2.908%, 2008 (z)	233,898	222,203
RMAC PLC, FRN, 2.986%, 2036 (n)	78,940	77,308
Structured Asset Securities Corp., FRN, 4.67%, 2035	1,079,347	1,035,438
Structured Asset Securities Corp., FRN, 2.701%, 2035	697,483	679,409
Superannuation Members Home Loans Global Trust, FRN, 3.011%, 2029	542,624	535,421
Thornburg Mortgage Securities Trust, FRN, 3.141%, 2043	3,044,188	2,972,308
Wachovia Bank Commercial Mortgage Trust, 5.275%, 2048	6,000,000	5,878,649

		$90,893,127

Automotive – 2.3%
DaimlerChrysler North America Holdings, FRN, 3.403%, 2008	$1,700,000	$1,698,084
Ford Motor Credit Co., 5.8%, 2009	3,785,000	3,671,598
Johnson Controls, Inc., 5.25%, 2011	7,050,000	7,141,185
Nissan Motor Acceptance Corp., 5.625%, 2011 (n)	3,289,000	3,273,930

		$15,784,797

1

MFS Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Broadcasting – 0.6%
CBS Corp., 6.625%, 2011	$2,650,000	$2,658,700
Clear Channel Communications, Inc., 7.65%, 2010	1,710,000	1,607,400

		$4,266,100

Brokerage & Asset Managers – 2.6%
Goldman Sachs Group, Inc., 7.35%, 2009	$3,900,000	$4,006,883
INVESCO PLC, 4.5%, 2009	4,481,000	4,332,491
Lehman Brothers E-Capital Trust I, FRN, 3.499%, 2065	2,524,000	1,772,065
Lehman Brothers Holdings, Inc., 3.95%, 2009	300,000	289,100
Merrill Lynch & Co., Inc., 6.15%, 2013	3,710,000	3,538,082
Morgan Stanley Group, Inc., 6.75%, 2011	3,920,000	3,984,159

		$17,922,780

Building – 2.2%
American Standard Cos., Inc., 7.625%, 2010	$2,670,000	$2,796,702
CRH America, Inc., 6.95%, 2012	2,250,000	2,256,282
Hanson PLC, 7.875%, 2010	5,480,000	5,757,403
Lafarge S.A., 6.15%, 2011	4,410,000	4,409,444

		$15,219,831

Business Services – 0.4%
Xerox Corp., 5.5%, 2012	$2,570,000	$2,524,925

Cable TV – 2.5%
Comcast Corp., 5.45%, 2010	$5,100,000	$5,181,320
Cox Communications, Inc., 4.625%, 2010	5,320,000	5,283,994
Time Warner Cable, Inc., 5.4%, 2012	3,140,000	3,120,981
Time Warner Entertainment Co. LP, 7.25%, 2008	3,100,000	3,107,648

		$16,693,943

Chemicals – 0.4%
PPG Industries, Inc., 5.75%, 2013	$2,791,000	$2,816,641

Conglomerates – 0.3%
Textron Financial Corp., 5.125%, 2010	$1,810,000	$1,837,720

Consumer Goods & Services – 2.3%
Clorox Co., 5%, 2013	$2,100,000	$2,062,122
Fortune Brands, Inc., 5.125%, 2011	4,272,000	4,258,547
Royal Philips Electronics N.V., 4.625%, 2013	3,980,000	3,933,136
Western Union Co., 5.4%, 2011	5,500,000	5,497,696

		$15,751,501

Defense Electronics – 0.6%
BAE Systems Holdings, Inc., 4.75%, 2010 (n)	$3,932,000	$3,984,473

Electronics – 0.6%
Tyco Electronics Ltd., 6%, 2012	$3,761,000	$3,784,912

Emerging Market Quasi-Sovereign – 1.3%
Corporacion Nacional del Cobre de Chile, 7.375%, 2009	$2,230,000	$2,287,851
Export-Import Banks of Korea, 4.125%, 2009 (n)	2,300,000	2,298,077
OAO Gazprom, 7.343%, 2013 (z)	100,000	101,250
Ras Laffan Liquefied Natural Gas Co. Ltd., 8.294%, 2014 (n)	3,570,000	3,935,464

		$8,622,642

Energy - Independent – 0.4%
EnCana Corp., 4.6%, 2009	$2,850,000	$2,881,638

Energy - Integrated – 0.3%
TNK-BP Finance S.A., 6.875%, 2011 (n)	$2,060,000	$2,000,672

Entertainment – 0.3%
Time Warner, Inc., 5.5%, 2011	$2,000,000	$1,972,012

2

MFS Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – 5.5%
American Express Centurion Bank, 5.55%, 2012	$2,870,000	$2,795,251
Capital One Bank, 4.25%, 2008	2,957,000	2,944,752
Capital One Financial Corp., 5.7%, 2011	3,130,000	2,891,031
CIT Group, Inc., 5.6%, 2011	5,000,000	4,036,480
Countrywide Home Loans, Inc., 4.125%, 2009	530,000	515,137
Countrywide Home Loans, Inc., 4%, 2011	3,000,000	2,790,036
General Elec Capital Corp., FRN, 2.845%, 2011	2,630,000	2,598,842
General Electric Capital Corp., 4.8%, 2013	1,820,000	1,792,593
General Motors Acceptance Corp., 5.625%, 2009	3,360,000	3,059,028
ILFC E-Capital Trust I, 5.9% to 2010, FRN to 2065 (n)	3,500,000	2,613,069
International Lease Finance Corp., 5%, 2010	2,341,000	2,231,324
International Lease Finance Corp., 5.35%, 2012	3,340,000	2,910,048
NYSE Euronext, Inc., 4.8%, 2013	2,230,000	2,205,684
ORIX Corp., 5.48%, 2011	4,100,000	3,965,463

		$37,348,738

Food & Beverages – 4.0%
Brown-Forman Corp., 5.2%, 2012	$3,420,000	$3,461,946
Cadbury Schweppes PLC, 3.875%, 2008 (n)	4,790,000	4,787,667
Diageo Capital PLC, 5.125%, 2012	7,130,000	7,185,421
General Mills, Inc., 5.65%, 2012	1,960,000	1,994,229
Kraft Foods, Inc., 4%, 2008	3,600,000	3,599,611
Kraft Foods, Inc., FRN, 3.216%, 2010	2,500,000	2,455,685
Miller Brewing Co., 4.25%, 2008 (n)	3,365,000	3,366,178

		$26,850,737

Food & Drug Stores – 0.7%
CVS Caremark Corp., 5.75%, 2011	$2,240,000	$2,297,160
CVS Caremark Corp., FRN, 2.982%, 2010	2,200,000	2,153,380

		$4,450,540

Industrial – 0.6%
Eaton Corp., 4.9%, 2013	$2,000,000	$1,992,302
Steelcase, Inc., 6.5%, 2011	2,114,000	2,148,460

		$4,140,762

Insurance – 0.8%
John Hancock Global Funding II, 3.5%, 2009 (n)	$1,710,000	$1,707,615
Metropolitan Life Global Funding, 5.125%, 2013 (n)	1,060,000	1,045,190
New York Life Global Funding, 4.65%, 2013 (z)	2,600,000	2,576,915

		$5,329,720

Insurance - Health – 1.0%
Aetna, Inc., 7.875%, 2011	$3,915,000	$4,135,728
Aetna, Inc., 5.75%, 2011	2,350,000	2,362,871

		$6,498,599

Insurance - Property & Casualty – 0.6%
St. Paul Travelers Cos., Inc., 8.125%, 2010	$1,910,000	$2,001,520
ZFS Finance USA Trust IV, 5.875% to 2012, FRN to 2032 (n)	2,220,000	2,034,697

		$4,036,217

International Market Quasi-Sovereign – 1.0%
Eksportfinans A.S.A., 5.125%, 2011	$3,780,000	$3,921,958
KfW Bankengruppe, 4.875%, 2009	2,800,000	2,863,594

		$6,785,552

International Market Sovereign – 2.5%
Bayerische Landesbank Girozentrale, 3.2%, 2009	$8,000,000	$7,976,656
Province of Ontario, 5.5%, 2008	3,810,000	3,827,690
Province of Ontario, 5%, 2011	5,000,000	5,191,290

		$16,995,636

3

MFS Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – 3.7%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049	$3,700,000	$2,619,156
BANK ONE Corp., 7.875%, 2010	5,066,000	5,346,297
Bear Stearns Cos., Inc., 5.85%, 2010	3,370,000	3,415,505
Popular North America, Inc., 3.875%, 2008	3,000,000	2,996,610
Popular North America, Inc., 4.7%, 2009	2,950,000	2,920,208
Royal Bank of Scotland Group PLC, 9.118%, 2049	5,727,000	5,741,134
Wachovia Capital Trust III, 5.8% to 2011, FRN to 2042	3,660,000	2,067,900

		$25,106,810

Medical & Health Technology & Services – 1.4%
Cardinal Health, Inc., FRN, 3.053%, 2009	$2,800,000	$2,754,657
Covidien International Finance S.A., 5.15%, 2010	3,770,000	3,778,219
Hospira, Inc., 5.55%, 2012	3,140,000	3,106,672

		$9,639,548

Metals & Mining – 0.5%
Rio Tinto Finance USA Ltd., 5.875%, 2013	$3,220,000	$3,257,243

Mortgage Backed – 11.5%
Fannie Mae, 5.5%, 2014 - 2019	$9,955,379	$10,082,783
Fannie Mae, 7%, 2015 - 2016	1,717,400	1,799,319
Fannie Mae, 4%, 2016	2,223,727	2,219,107
Fannie Mae, 6.5%, 2016 - 2017	3,661,648	3,807,654
Fannie Mae, 6%, 2017	4,458,444	4,569,208
Fannie Mae, 4.5%, 2018	2,544,617	2,480,504
Fannie Mae, 5%, 2018	4,703,058	4,670,632
Fannie Mae, FRN, 4.224%, 2033	2,311,243	2,323,459
Fannie Mae, FRN, 5.905%, 2033	271,891	274,195
Fannie Mae, FRN, 6.21%, 2033	178,424	179,681
Freddie Mac, 7.5%, 2015	653,594	684,608
Freddie Mac, 6%, 2016 - 2017	3,694,833	3,772,268
Freddie Mac, 5.5%, 2017 - 2025	11,964,947	11,998,545
Freddie Mac, 5%, 2018 - 2025	22,934,825	22,834,967
Freddie Mac, 4.5%, 2023	323,821	324,063
Freddie Mac, FRN, 2.757%, 2026	1,824,203	1,820,209
Freddie Mac, FRN, 2.907%, 2031	3,713,818	3,680,863
Ginnie Mae, 7.5%, 2008 - 2011	130,495	136,073
Ginnie Mae, FRN, 5.625%, 2032	323,910	327,375

		$77,985,513

Natural Gas - Pipeline – 1.7%
CenterPoint Energy, Inc., 7.75%, 2011	$4,500,000	$4,658,310
Enterprise Products Partners LP, 4.95%, 2010	3,800,000	3,784,682
Kinder Morgan Finance Corp., 5.35%, 2011	3,264,000	3,198,720

		$11,641,712

Network & Telecom – 5.0%
British Telecommunications PLC, 5.15%, 2013	$1,567,000	$1,532,744
CenturyTel, Inc., 8.375%, 2010	150,000	155,829
Deutsche Telekom International Finance B.V., 8.5%, 2010	1,980,000	2,090,579
France Telecom S.A., 7.75%, 2011	1,980,000	2,108,662
SBC Communications, Inc., 4.125%, 2009	5,830,000	5,847,706
Telecom Italia Capital, 4%, 2008	4,100,000	4,099,713
Telecom Italia Capital, 4%, 2010	1,100,000	1,083,477
Telecom Italia Capital, 4.875%, 2010	2,227,000	2,210,482
Telefonica Europe B.V., 7.75%, 2010	5,460,000	5,746,803

4

MFS Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Network & Telecom – continued
TELUS Corp., 8%, 2011	$3,636,000	$3,872,838
Verizon Communications, Inc, 5.25%, 2013	2,770,000	2,772,856
Verizon Communications, Inc., 7.51%, 2009	2,200,000	2,252,622

		$33,774,311

Oil Services – 1.1%
Weatherford International Ltd., 5.95%, 2012	$7,480,000	$7,605,612

Other Banks & Diversified Financials – 2.0%
Alfa Diversified Payment Rights Finance Co. S.A., FRN, 4.676%, 2011 (n)	$1,361,500	$1,293,425
Bosphorus Financial Services Ltd., FRN, 4.476%, 2012 (z)	1,593,750	1,538,589
Citigroup, Inc., 5.5%, 2013	3,700,000	3,614,216
General American Transportation Corp., 6.75%, 2009	1,500,000	1,515,720
Swedbank AB, 9% to 2010, FRN to 2049 (n)	5,470,000	5,548,423

		$13,510,373

Pharmaceuticals – 0.7%
Astrazeneca PLC, 5.4%, 2012	$4,210,000	$4,329,396
Glaxosmithkline Capital, Inc., 4.85%, 2013	532,000	531,960

		$4,861,356

Printing & Publishing – 0.1%
Pearson PLC, 5.5%, 2013 (n)	$780,000	$771,818

Railroad & Shipping – 0.3%
Canadian Pacific Railroad Co., 5.75%, 2013	$2,230,000	$2,213,005

Real Estate – 2.2%
Kimco Realty Corp., REIT, 4.62%, 2010	$3,790,000	$3,809,568
PPF Funding, Inc., REIT, 5.35%, 2012 (n)	3,660,000	3,562,146
ProLogis, REIT, 5.5%, 2012	3,440,000	3,369,442
Simon Property Group, Inc., REIT, 7.125%, 2009	1,900,000	1,908,875
Simon Property Group, Inc., REIT, 4.6%, 2010	2,258,000	2,226,415

		$14,876,446

Restaurants – 0.5%
YUM! Brands, Inc., 8.875%, 2011	$2,910,000	$3,131,975

Retailers – 1.7%
Home Depot, Inc., 5.2%, 2011	$2,240,000	$2,220,053
J.C. Penney Corp., Inc., 8%, 2010	2,690,000	2,770,826
Macy’s Retail Holdings, Inc., 5.35%, 2012	1,510,000	1,402,147
May Department Stores Co., 5.95%, 2008	2,937,000	2,936,116
Wesfarmers Ltd., 6.998%, 2013 (z)	1,980,000	2,051,789

		$11,380,931

Supermarkets – 1.1%
Kroger Co., 5%, 2013	$2,453,000	$2,410,539
Safeway, Inc., 6.5%, 2008	2,650,000	2,664,763
Safeway, Inc., 4.95%, 2010	984,000	982,693
Safeway, Inc., 6.5%, 2011	1,250,000	1,293,299

		$7,351,294

Supranational – 0.5%
Corporacion Andina de Fomento, 6.875%, 2012	$3,000,000	$3,145,896

Telecommunications - Wireless – 0.8%
Sprint Capital Corp., 7.625%, 2011	$1,850,000	$1,794,500
Vodafone Group PLC, 7.75%, 2010	3,700,000	3,867,758

		$5,662,258

Tobacco – 1.0%
Philip Morris Capital Corp., 7.5%, 2009	$3,040,000	$3,092,288
Philip Morris International, Inc., 4.875%, 2013	4,000,000	3,917,168

		$7,009,456

5

MFS Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Government Agencies – 6.2%
Fannie Mae, 4.25%, 2009	$6,500,000	$6,571,078
Fannie Mae, 6.375%, 2009 (f)	15,000,000	15,464,955
Farmer Mac, 5.5%, 2011 (n)	2,600,000	2,755,204
Freddie Mac, 4.875%, 2009	8,000,000	8,090,960
Small Business Administration, 5.1%, 2016	2,407,216	2,418,956
Small Business Administration, 5.37%, 2016	866,710	875,903
Small Business Administration, 5.46%, 2016	2,386,367	2,416,016
Small Business Administration, 5.68%, 2016	1,530,360	1,555,510
Small Business Administration, 5.94%, 2016	1,471,786	1,503,559

		$41,652,141

Utilities - Electric Power – 4.0%
Duke Energy Corp., 5.65%, 2013	$4,010,000	$4,039,634
EDP Finance B.V., 5.375%, 2012 (z)	2,200,000	2,199,969
Empresa Nacional de Electricidad S.A., 8.5%, 2009	2,325,000	2,382,281
Enel Finance International S.A., 5.7%, 2013 (n)	3,010,000	3,051,905
Exelon Generation Co. LLC, 6.95%, 2011	4,700,000	4,861,027
HQI Transelec Chile S.A., 7.875%, 2011	2,670,000	2,863,546
Niagara Mohawk Power Corp., 7.75%, 2008	855,000	859,693
NiSource Finance Corp., 7.875%, 2010	2,759,000	2,858,870
Virginia Electric & Power Co., 4.1%, 2038	4,100,000	4,109,641

		$27,226,566

Total Bonds		$631,932,359

Money Market Funds (v) – 6.1%
MFS Institutional Money Market Portfolio, 2.57%, at Net Asset Value	41,251,933	$41,251,933

Total Investments		$673,184,292

Other Assets, Less Liabilities – 0.6%		4,331,716

Net Assets – 100.0%		$677,516,008

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $54,011,045, representing 8.0% of net assets.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven- day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Bayview Commercial Asset Trust, FRN, 2.731%, 2036	2/23/06	$1,672,382	$1,418,013
Bayview Commercial Asset Trust, FRN, 1.798%, 2036	5/16/06	792,138	670,875
Bayview Financial Revolving Mortgage Loan Trust, FRN, 3.26%, 2040	3/01/06	1,402,996	1,006,740
Bosphorus Financial Services Ltd., FRN, 4.476%, 2012	3/08/05	1,593,750	1,538,589
Brascan Real Estate, CDO, FRN, 4.386%, 2040	9/14/04	1,526,000	503,580
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011	7/02/03	2,146,447	2,121,515
EDP Finance B.V., 5.375%, 2012	10/26/07	2,195,785	2,199,969
Gramercy Real Estate Ltd., CDO, FRN, 3.12%, 2035	1/18/07	2,337,274	2,046,295
New York Life Global Funding, 4.65%, 2013	4/07/08	2,595,611	2,576,915
Nomura Asset Securities Corp., FRN, 9.773%, 2027	7/16/07	2,692,824	2,671,361
OAO Gazprom, 7.343%, 2013	4/02/08	100,000	101,250

6

MFS Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Restricted Securities - continued	Acquisition Date	Cost	Current Market Value
Putnam Structured Product Funding, CDO, FRN, 2.908%, 2008	9/23/03	$233,898	$222,203
Wesfarmers Ltd., 6.998%, 2013	4/03/08	1,980,000	2,051,789

Total Restricted Securities			$19,129,094
% of Net Assets			2.8%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

7

MFS Limited Maturity Fund

Supplemental Information (Unaudited) 7/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of July 31, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$41,251,933	$631,932,359	$—	$673,184,292
Other Financial Instruments	$(330,327)	$(898,622)	$—	$(1,228,949)

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$695,202,690

Gross unrealized appreciation	$2,354,947
Gross unrealized depreciation	(24,373,345)

Net unrealized appreciation (depreciation)	$(22,018,398)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 7/31/08

Futures contracts outstanding at 7/31/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Note 5 yr (Short)	272	30,283,375	Sep-08	$(330,327)

8

MFS Limited Maturity Fund

Supplemental Information (Unaudited) 7/31/08 - continued

Swap Agreements at 7/31/08

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Credit Default Swaps
6/20/09	USD	3,310,000	Goldman Sachs International	(1)	1.30% (fixed rate)	$468,838
6/20/09	USD	3,390,000	Goldman Sachs International	1.35% (fixed rate)	(2)	(1,414,544)
9/20/13	USD	1,710,000	Merrill Lynch International	(3)	0.77% (fixed rate)	10,968
9/20/13	USD	1,060,000	Goldman Sachs International	(4)	0.645% (fixed rate)	(2,427)
9/20/13	USD	650,000	Goldman Sachs International	(4)	0.645% (fixed rate)	(1,477)
9/20/13	USD	2,990,000	Goldman Sachs International	0.89% (fixed rate)	(5)	40,020

						$(898,622)

(1)	Fund to receive notional amount upon a defined credit event by GMAC, 6.875%, 8/28/12.

(2)	Fund to pay notional amount upon a defined credit event by Residential Capital, LLC, 6.5%, 4/17/13.

(3)	Fund to receive notional amount upon a defined credit event by Autozone, Inc., 5.875%, 10/15/12.

(4)	Fund to receive notional amount upon a defined credit event by Cigna Corp., 7.875%, 5/15/27.

(5)	Fund to pay notional amount upon a defined credit event by Newell Rubbermaid, Inc., 4.625%, 12/15/09.

At July 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the transactions in securities which the fund assumes to be affiliated issuers during the three months ended July 31, 2008, is set forth below:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Fund	45,510,098	35,289,056	(39,547,221)	41,251,933

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Fund	$—	$—	$265,489	$41,251,933

9

MFS® Municipal Limited Maturity Fund

7/31/08
Quarterly portfolio holdings

M F S
INVESTMENT MANAGEMENT

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08

Issuer	Shares/Par	Value ($)
Municipal Bonds – 92.7%
Airport & Port Revenue – 4.9%
Atlanta, GA, Airport Rev., “A”, FSA, 5.375%, 2015	$1,000,000	$1,042,790
Chicago, IL (O’Hare International Airport Rev.), “A-2”, FSA, 5.25%, 2013	1,500,000	1,555,350
Dallas Fort Worth, TX, International Airport, “A”, AMBAC, 6%, 2013	1,000,000	1,061,090
Delaware River Port Authority Pennsylvania & New Jersey Refunding (Port District Project), “A”, FSA, 5.25%, 2009	550,000	555,775
Long Beach, CA, Harbor Rev., “A”, FGIC, 5%, 2015	1,000,000	1,046,350
Massachusetts Port Authority Rev., “A”, 5.75%, 2010	175,000	185,582
Minneapolis & St. Paul, MN, Metropolitan Airport, “D”, FGIC, 5.25%, 2009	500,000	503,525
New York, NY, Industrial Development Agency (Terminal One Group Assn.), 5.5%, 2014	1,000,000	1,056,800
Rhode Island Economic Development Corp. Airport Rev., “A”, FGIC, 5%, 2012	750,000	765,150
Richland Lexington, SC, Columbia Metropolitan Airport Rev., “A”, FSA, 5%, 2009	200,000	201,940

		$7,974,352

General Obligations - General Purpose – 7.6%
Columbus, OH, 5.25%, 2011	$705,000	$748,104
Commonwealth of Massachusetts Consolidated Loan, “A”, 6%, 2010 (c)	310,000	329,927
Commonwealth of Massachusetts Consolidated Loan, “A”, 5%, 2016	1,000,000	1,077,020
Du Page County, IL (ARS Jail Project), 5%, 2009	870,000	881,606
New York, NY, “A”, 5.25%, 2012	265,000	284,305
New York, NY, “B”, 5.75%, 2011	375,000	399,124
New York, NY, “C”, 5.25%, 2009	250,000	258,415
New York, NY, “G”, 5.5%, 2009	670,000	694,187
New York, NY, “G”, ETM, 5.5%, 2009 (c)	110,000	114,280
New York, NY, “K”, 5%, 2009 (c)	5,000	5,219
New York, NY, “K”, 5%, 2010	365,000	378,220
Oakland, CA, “A”, FGIC, 5%, 2010	820,000	846,527
Pawtucket, RI, “A”, AMBAC, 5%, 2009	1,000,000	1,018,810
Saraland, AL, Warrants, MBIA, 4.5%, 2009	865,000	872,154
St. Clair County, IL, FGIC, 5.625%, 2012	500,000	523,380
State of California, 5%, 2011	2,250,000	2,365,988
State of Wisconsin, 5.125%, 2011	400,000	427,820
State of Wisconsin, “1”, MBIA, 5%, 2017	500,000	529,325
Taylor, MI, Building Authority, AMBAC, 5.5%, 2010	500,000	520,220

		$12,274,631

General Obligations - Improvement – 1.5%
Kauai County, HI, “A”, FGIC, 6.25%, 2010 (c)	$375,000	$404,546
New Orleans, LA, Certificate Indebtedness, FSA, 5.5%, 2010	500,000	523,460
Oak Ridge, TN, AMBAC, 5%, 2012	300,000	313,941
Pittsburgh, PA, “N”, FSA, 5.25%, 2015	1,000,000	1,096,300

		$2,338,247

General Obligations - Schools – 11.7%
Bastrop, TX, Independent School District Capital Appreciation, “N”, PSF, 0%, 2020	$1,000,000	$559,590
Bloomington, MN, Independent School District, “B”, 5.25%, 2011 (j)	500,000	519,895
Byron Center, MI, Public Schools, Q-SBLF, 5%, 2011	600,000	634,380
Clackamas County, OR, School District, 6%, 2010 (c)	315,000	336,820
Clark County, NV School District, 5%, 2017	2,845,000	3,061,960
Deer Park, TX, Independent School District, PSF, 0%, 2009	1,000,000	989,290
DeSoto, TX, Independent School District School Building, “N”, PSF, 0%, 2021	3,860,000	1,985,121
Ennis, TX, Independent School District Capital Appreciation, “N”, PSF, 0%, 2021	2,865,000	1,464,101
Fayette County, GA, School District, FSA, 0% to 2010, 4.15% to 2014	710,000	658,965
Fayette County, GA, School District, FSA, 0% to 2010, 4.35% to 2016	355,000	326,504
Ferndale, MI, School District, Q-SBLF, 5.5%, 2013	1,115,000	1,201,803
Florida Board of Education, Lottery Rev., “B”, FGIC, 5.5%, 2010 (c)	150,000	160,682
Kansas City, MO, School District Building Corp. Leasehold Rev., FGIC, 5%, 2012	1,450,000	1,501,548
Manistee, MI, Public Schools, FGIC, 5.15%, 2009 (c)	100,000	102,580

1

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – continued
Northside, TX, Independent School District, PSF, 5.5%, 2016	$850,000	$898,799
Norwin, PA, School District, FGIC, 6%, 2010 (c)	250,000	265,775
Round Rock, TX, Independent School District, PSF, 6.5%, 2010 (c)	500,000	541,310
Round Rock, TX, Independent School District, PSF, 5.375%, 2012	570,000	619,864
San Marcos, TX, Consolidated Independent School District, 5.25%, 2014 (c)	1,000,000	1,105,180
Shelby County, TN, Public Improvement & Schools, “A”, FSA, 5%, 2014	1,500,000	1,623,240
Westerville, OH, City School District, MBIA, 5.5%, 2011 (c)	300,000	323,004

		$18,880,411

Healthcare Revenue - Hospitals – 14.8%
California Health Facilities Financing Authority Rev. (Catholic Healthcare West), “I”, 4.95%, 2026 (a)	$3,000,000	$3,052,080
Colorado Health Facilities Authority Rev. (Parkview Medical Center), 5%, 2010	550,000	564,784
Colorado Health Facilities Authority Rev. (Parkview Medical Center), 5%, 2011	575,000	590,784
Illinois Health Facilities Authority Rev. (Children’s Memorial Hospital), “A”, AMBAC, 5.75%, 2009 (c)	250,000	262,808
Indiana Health Facility Financing Authority Rev. (Ascension Health), “F”, ETM, 5.5%, 2008 (c)	500,000	504,630
Indiana Health Facility Financing Authority Rev. (Holy Cross Health Systems Corp.), MBIA, 5.375%, 2008	1,000,000	1,010,410
Iowa Finance Authority Health Care Facilities (Genesis Medical Center), 6%, 2010	210,000	219,946
Joplin, MO, Industrial Development Authority, Health Facilities Rev. (Freeman Health Systems), 5.5%, 2013	700,000	733,334
Kent, MI, Hospital Finance Authority Rev. (Spectrum Health), “A”, 5.25%, 2009	750,000	760,118
Kent, MI, Hospital Finance Authority Rev. (Spectrum Health), “A”, 5%, 2047 (a)	1,000,000	1,034,790
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.125%, 2010	95,000	96,099
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, ETM, 6.125%, 2010 (c)	45,000	46,184
Kentucky Economic Development Finance Authority Rev.(Catholic Health), 3.5%, 2034 (a)	1,500,000	1,495,095
Martin County, FL, Health Facilities Authority, Hospital Rev. (Martin Memorial Medical Center), “B”, 5.25%, 2008	800,000	803,336
Maryland Health & Higher Educational Facilities Authority Rev.(Johns Hopkins Health System), 5%, 2042 (a)	500,000	520,650
Maryland Health & Higher Educational Facilities Authority Rev. (Lifebridge Health), 5%, 2012	500,000	525,090
Massachusetts Health & Educational Facilities Authority Rev. (Baystate Medical Center), “F”, 5%, 2009	235,000	239,712
Miami-Dade County, FL, Health Facilities Authority Hospital Rev.(Miami Children’s Hospital), MBIA, 4.125%, 2046 (a)	1,000,000	997,910
Michigan Hospital Finance Authority Rev. (Mclaren Health Care corp.), 5%, 2013	500,000	516,465
Mississippi Hospital Equipment & Facilities Authority Rev. (Southwest Mississippi Regional Medical Center), 5%, 2014	500,000	504,625
Missouri Health & Educational Facilities Authority Rev. (Ascension Health), 3.5%, 2026 (a)	1,000,000	1,006,940
Montgomery County, OH, Rev. (Catholic Healthcare Initiatives), 4.1%, 2041 (a)	1,500,000	1,526,535
New Hampshire Health & Education Facilities (Covenant Health), 5%, 2014	805,000	819,989
New Hampshire Health & Education Facilities Authority Rev. (Concord Hospital), 5%, 2013	750,000	781,710
Oklahoma Development Finance Authority (Unity Health Center), 5%, 2013	875,000	906,693
Oklahoma Development Finance Authority Health System Rev. (Integris Baptist Medical Center), 5%, 2013	500,000	526,985
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 5.75%, 2010	250,000	261,065
South Miami, FL, Health Facilities Baptist Authority, Hospital Rev. (Baptist Health South Florida Group), 5%, 2021	790,000	794,550
Springfield, TN, Health & Higher Educational Facilities Hospital Rev. (Northcrest Medical Center), 5.25%, 2013	485,000	489,729
Steubenville, OH, Hospital Rev. (Trinity Hospital), ETM, 5.75%, 2010 (c)	220,000	236,203

2

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Tarrant County, TX, Cultural Education Facilities Finance Corp. Rev. (Texas Health Resources), 5%, 2019	$500,000	$506,925
Waco, TX, Health Facilities Development Corp. (Ascension Health), “A”, 5.5%, 2009	250,000	260,718
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc.), 5.25%, 2012	610,000	633,192
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc.), 5.25%, 2013	645,000	667,059

		$23,897,143

Healthcare Revenue - Long Term Care – 0.8%
Colorado Health Facilities Authority Rev. (Evangelical Lutheran), “B”, 3.75%, 2034 (a)	$735,000	$743,555

Tarrant County, TX, Cultural Educational Facilities Finance Corp. (Buckner Retirement), 5%, 2016	500,000	499,960

		$1,243,515

Industrial Revenue - Environmental Services – 1.6%
California Statewide Communities Development Authority, Solid Waste Facilities Rev. (Republic Services, Inc.), “A”, 4.95%, 2012	$250,000	$247,875
Maryland Industrial Development Financing Authority Solid Waste Disposal, “A”, 5.25%, 2012	500,000	499,005
Michigan Solid Waste Disposal Rev. (Waste Management, Inc.), 4.5%, 2013	1,000,000	935,320
New Jersey Economic Development Authority (Waste Management, Inc.), “A”, 5.3%, 2015 (a)	1,000,000	968,320

		$2,650,520

Industrial Revenue - Other – 1.4%
Cartersville, GA, Development Authority Rev. (Anheuser-Busch), 5.1%, 2012	$375,000	$382,673
Fort Bend County, TX, Industrial Development (Frito Lay, Inc.), 3.5%, 2011 (a)	1,000,000	1,002,020
Port Corpus Christi, TX, Nueces County General Rev. (Union Pacific Corp.), 5.35%, 2010	610,000	612,111
Utah County, UT, Environmental Improvement Rev. (Marathon Oil), 5.05%, 2017 (a)	300,000	306,333

		$2,303,137

Industrial Revenue - Paper – 2.0%
Courtland, AL, Industrial Development Board Environmental Improvement Rev. (International Paper Co.), “A”, 5%, 2013	$750,000	$724,455
Delta County, MI, Economic Development Corp., Environmental Improvement Rev. (Mead Westvaco Escanaba), “B”, 6.45%, 2012 (c)	1,500,000	1,654,200
Erie County, PA, Industrial Development Authority, Pollution Control (International Paper Co.), “A”, 5.25%, 2010	250,000	253,860
Erie County, PA, Industrial Development Authority, Pollution Control (International Paper Co.), “A”, 5.3%, 2012	570,000	569,772

		$3,202,287

Miscellaneous Revenue - Entertainment & Tourism – 0.6%
George L. Smith II, GA, World Congress Center Authority Rev. (Domed Stadium), MBIA, 6%, 2011	$1,000,000	$1,014,270

Miscellaneous Revenue - Other – 0.9%
Dayton Montgomery County, OH, Port Dayton, “A”, 4.75%, 2015	$605,000	$609,513
Illinois Development Finance Authority Rev. (Elgin School District), FSA, 0%, 2010	500,000	482,505
Indiana Bond Bank Common School Fund, AMBAC, 5.75%, 2013	410,000	429,848

		$1,521,866

Multi-Family Housing Revenue – 0.3%
Philadelphia, PA, Housing Authority, “A”, FSA, 5%, 2008	$500,000	$505,150

Sales & Excise Tax Revenue – 2.1%
California Economic Recovery, “B”, 5%, 2023 (a)	$1,000,000	$1,051,920
Jefferson Parish, LA, School Board, “N”, AMBAC, 5.5%, 2009	1,245,000	1,266,563
Spokane, WA, Public Facilities District Hotel, “A”, MBIA, 5.75%, 2012	425,000	456,102
Wyandotte County-Kansas City, KS, Sales Tax Second Lien Area B, 4.75%, 2016	695,000	684,360

		$3,458,945

3

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing Revenue - Local – 0.5%
Sedgwick & Shawnee County, KS, Mortgage Backed Securities, “B-4”, GNMA, 4.25%, 2023	$850,000	$832,907

Single Family Housing - State – 0.8%
Colorado Housing & Finance Authority Rev., Single Family Program, “A-3”, 7.25%, 2010	$25,000	$25,078
Colorado Housing & Finance Authority Rev., Single Family Program, “A-3”, 6.3%, 2012	35,000	35,190
Colorado Housing & Finance Authority Rev., Single Family Program, “B-3”, 6.7%, 2016	20,000	20,317
Colorado Housing & Finance Authority Rev., Single Family Program, “C-2”, 8.4%, 2021	20,000	20,714
Massachusetts Housing Finance Agency, “A”, MBIA, 5.35%, 2010	230,000	234,078
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), “B”, GNMA, 6.05%, 2037	490,000	500,746
New Hampshire Housing Finance Authority, Single Family Rev., Mortgage Acquisition, “F”, 3.7%, 2010	360,000	357,073
Oklahoma Housing Finance Agency Single Family Rev., Mortgage Homeownership, GNMA, 7.6%, 2015	30,000	30,463

		$1,223,659

Solid Waste Revenue – 0.7%
Massachusetts Development Finance Agency, Resource Recovery Rev., (Semass Systems), “B”, MBIA, 5.625%, 2012	$400,000	$422,312
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (American Ref-fuel), “C”, 5.625%, 2024 (a)	300,000	299,829
Tacoma, WA, Solid Waste Utility Rev., AMBAC, 5%, 2010	400,000	421,856

		$1,143,997

State & Agency - Other – 1.2%
Kentucky Property & Buildings Commerce Rev. (Project Number 69), “A”, FSA, 5.5%, 2011	$500,000	$538,300
New York Dormitory Authority Rev. (City University), MBIA, 5.25%, 2011	1,270,000	1,353,287

		$1,891,587

State & Local Agencies – 7.8%
Alabama Public School & College, “C”, FSA, 4.5%, 2009	$1,000,000	$1,019,560
Allen County, IN (Jail Building Corp.), ETM, 5.75%, 2009 (c)	235,000	245,450
Columbus, IN, Multi-School Building Corp., First Mortgage, FSA, 5%, 2010	725,000	753,217
Golden State, CA, Tobacco Securitization Corp., 5.5%, 2013 (c)	1,000,000	1,084,750
Hamilton Heights School Building Corp., First Mortgage, “N”, FSA, 5%, 2014	1,875,000	2,026,819
Hampton, VA, Museum Rev., 5%, 2014	760,000	806,451
New Jersey Economic Development Authority Rev., FSA, 5%, 2029 (a)	1,000,000	1,057,270
New York Dormitory Authority Rev. (School Districts Financing Program), “A”, MBIA, 5.25%, 2009	1,000,000	1,036,680
New York Tobacco Settlement Financing Corp., “B-1”, 5.25%, 2013	1,000,000	1,001,300
New York Urban Development Corp. Rev., “A”, 5.125%, 2015	675,000	723,735
Ohio Building Authority (Adult Correctional Building), “A”, FSA, 5%, 2009	1,290,000	1,316,755
Ohio Building Authority (State Facilities Administration Building), “A”, 5.375%, 2009 (c)	1,000,000	1,050,590
Suffolk County, NY, Judicial Facilities (John P. Cohalan Complex), AMBAC, 5.75%, 2011	160,000	166,989
Virginia, MN, Housing & Redevelopment Authority, Healthcare Facility Lease Rev., 5.25%, 2012	85,000	87,192
Virginia, MN, Housing & Redevelopment Authority, Healthcare Facility Lease Rev., 5.25%, 2013	215,000	220,741

		$12,597,499

4

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Student Loan Revenue – 0.1%
Massachusetts Educational Financing Authority, “E”, AMBAC, 4.5%, 2009	$85,000	$85,679

Tax - Other – 2.5%
Denver, CO, City & County Excise Tax, “A”, FSA, 5.25%, 2008	$250,000	$250,533
Harris County-Houston, TX (Sport Capital Appreciation), “N”, MBIA, 0%, 2040 (a)	600,000	593,118
New Jersey Economic Development Authority Rev., Cigarette Tax, 5.375%, 2015	2,730,000	2,707,095
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2013	200,000	203,714
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2014	250,000	253,020

		$4,007,480

Tax Assessment – 0.4%
Dyer, IN, Redevelopment Authority, Economic Development Lease Rent, CIFG, 5%, 2011	$570,000	$593,518

Tobacco – 3.4%
Buckeye, OH, Tobacco Settlement Financing Corp., 5.125%, 2024	$1,940,000	$1,725,358
New Jersey Tobacco Settlement Financing Corp., “1A”, 4.5%, 2023	1,295,000	1,153,560
South Carolina Tobacco Settlement Authority Rev., “B”, 6%, 2022 (c)	200,000	211,938
Tobacco Settlement Financing Corp., NJ, 6.75%, 2013 (c)	1,460,000	1,691,936
Virginia Tobacco Settlement Financing Corp., 5.25%, 2019 (c)	685,000	721,634

		$5,504,426

Transportation - Special Tax – 1.3%
Du Page County, IL, Transportation Rev., FSA, 5.5%, 2011	$1,000,000	$1,062,840
New Jersey Transportation Trust Fund Authority, MBIA, 5%, 2011 (c)	1,000,000	1,073,060

		$2,135,900

Universities - Colleges – 2.4%
Alabama Private Colleges (Tuskegee University), “N”, ASSD GTY, 5%, 2015	$1,000,000	$1,078,280
Illinois Educational Facilities Authority Rev. (Art Institute Chicago), “A”, 4.3%, 2030 (a)	500,000	497,750
Massachusetts Development Finance Agency Rev. (Hampshire College), 5.15%, 2014	150,000	156,083
Massachusetts Development Finance Agency Rev. (Western New England College), ETM, 4%, 2008 (c)	150,000	151,139
Massachusetts Health & Educational (Massachusetts Institute of Technology), “K”, 5.25%, 2012	375,000	407,310
San Leanna Educational Facilities Corp. Higher Educational Rev. (St. Edwards University), 5%, 2019	750,000	748,703
Southeast Missouri State University, System Facilities Rev., MBIA, 5.625%, 2010	250,000	262,335
University of Texas, Permanent University Fund, “A”, 5%, 2009	580,000	596,855

		$3,898,455

Universities - Dormitories – 1.3%
California Statewide Communities Development Authority Student Housing (University of California-Irvine), 5%, 2014	$1,000,000	$1,020,020
New York Dormitory Authority Rev., FGIC, 5.25%, 2029 (a)	1,000,000	1,057,010

		$2,077,030

Universities - Secondary Schools – 0.2%
District of Columbia Rev. (Gonzaga College High School), FSA, 5%, 2012	$275,000	$283,773
New Hampshire Health & Education (Derryfield School), ETM, 6.5%, 2010 (c)	70,000	71,029

		$354,802

Utilities - Investor Owned – 4.2%
California Statewide Communities Development Authority Poll (Southern California Edison Co.), “A”, XLCA, 4.1%, 2028 (a)	$500,000	$495,175
Chesapeake, VA., Economic Development Authority Pollution Control (Virginia Electric Power Co.) Rev., 3.6%, 2032 (a)	1,000,000	977,680
Farmington, NM, Pollution Control Rev. (El Paso Electric Co.), “A”, FGIC, 4%, 2032 (a)	695,000	685,673
Hillsborough County, FL, Industrial Development Authority (Tampa Electric), 5.15%, 2025 (a)	1,000,000	995,560
Iowa Finance Authority Pollution Control Facilities Rev. (Interstate Power and Light), FGIC, 5%, 2014	1,000,000	980,530

5

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Investor Owned – continued
Madison, WI, Industrial Development Rev. (Madison Gas & Electric Co.), “B”, 4.875%, 2027 (a)	$420,000	$442,735
Matagorda County, TX, Navigation District No. 1 Pollution Control Rev. (AEP - Texas Central Co.), 5.125%, 2030 (a)	1,000,000	1,003,440
Missouri Environmental Improvement & Energy Resources Authority (Kansas Power and Light Co.), XLCA, 5.25%, 2017 (a)	1,000,000	996,670
Red River, TX, Authority Pollution Control (AEP Texas Central Co.), MBIA, 4.45%, 2020	305,000	289,765

		$6,867,228

Utilities - Municipal Owned – 6.7%
California Department of Water Resources, Power Supply Rev., “A”, 5.5%, 2010	$600,000	$634,530
Cowlitz County, WA, Public Utilities District 1, ETM, AMBAC, 5.25%, 2008 (c)	195,000	195,521
Cowlitz County, WA, Public Utilities District 1, Unrefunded, AMBAC, 5.25%, 2008	305,000	305,586
Dalton, GA, Utilities Rev., FSA, 6%, 2012	500,000	548,880
Energy Northwest, Washington, Wind Project Rev., MBIA, 5%, 2013	280,000	296,184
Indianapolis, IN, Gas Utility Rev., ASSD GTY, 5%, 2030 (a)	1,500,000	1,567,695
Kissimmee, FL, Utility Authority Electric, AMBAC, 5%, 2011	500,000	530,185
Long Island Power Authority, NY, Electric Systems Rev., “A”, 5%, 2009	1,100,000	1,124,200
Lower Colorado River Authority, TX, Rev., “A”, ETM, MBIA, 5%, 2011 (c)	30,000	31,900
Lower Colorado River Authority, TX, Rev., “N”,, MBIA, 5%, 2011	470,000	495,624
Massachusetts Development Finance Agency (Devens Electrical Systems), 5.125%, 2011	115,000	117,401
Monroe County, GA, Development Authority Pollution Control Rev., AMBAC, 4.625%, 2036 (a)	1,000,000	1,012,270
Muscatine, IA, Electric Rev., “A”, AMBAC, 5.5%, 2010	1,000,000	1,037,070
North Carolina Eastern Municipal Power Agency, “A”, 5.5%, 2010	750,000	771,938
North Carolina Municipal Power Agency, Catawba Electric Rev., “A”, 5.5%, 2013	500,000	535,000
Salt River, AZ, Agricultural Improvement (Salt River), “A”, 5%, 2011	500,000	526,600
Southern California Public Power Authority (San Juan), “A”, FSA, 5.375%, 2012	595,000	640,809
Tacoma, WA, Electric Systems Rev., “A”, FSA, 5.5%, 2011	500,000	532,380

		$10,903,773

Utilities - Other – 1.1%
Main Street Natural Gas Inc., GA, Gas Project Rev., “A”, 5.125%, 2016	$365,000	$340,268
SA Energy Acquisition Public Facilities Corp., TX Gas Supply Rev., 5%, 2012	1,500,000	1,509,690

		$1,849,958

Water & Sewer Utility Revenue – 7.9%
Allentown, PA, Water Rev., Guaranteed, AMBAC, 5%, 2011	$925,000	$965,404
Atlanta, GA, Water & Waste Rev., “A”, FGIC, 5.5%, 2014	1,235,000	1,320,129
Fond Du Lac, WS, Water works Rev., “B”, 4.5%, 2010	1,500,000	1,542,465
Harrison County, MS, Wastewater Treatment Facilities, “A”, ETM, FGIC, 5.5%, 2011 (c)	400,000	426,584
Houston, TX, Utilities Systems Rev., MBIA, 5.25%, 2014	1,485,000	1,602,864
Houston, TX, Utilities Systems Rev., “A”, FSA, 5%, 2012	1,500,000	1,615,155
King County, WA, Sewer Rev., FGIC, 5.25%, 2012	750,000	800,460
Mississippi Development Bank Special Obligation, (Hattiesburg Water and Sewer), “N”, AMBAC, 5%, 2015	1,000,000	1,055,450
Nueces River Authority, Texas Water Supply Rev. (Corpus Christi Project), FSA, 5%, 2013	540,000	583,092
Phoenix, AZ, Civic Improvement Corp., Wastewater Systems Rev., FGIC, 5.25%, 2009	255,000	262,581
Sebring, FL, Water & Wastewater, FGIC, 5.25%, 2013	690,000	740,922
Truckee Meadows, NV, Water Authority, “A”, FSA, 5.5%, 2011	1,000,000	1,075,970
Utah Water Finance Agency Rev., “A”, AMBAC, 5%, 2012	500,000	534,529
Wilsonville, OR, Water Systems Rev., MBIA, 5%, 2010	300,000	312,231

		$12,837,836

Total Municipal Bonds		$150,070,208

6

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par	Value ($)
Floating Rate Demand Notes – 5.4%
Jacksonville, FL, Pollution Control Rev. (Florida Power & Light Co.), 2.15%, due 8/01/08	$1,300,000	$1,300,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “A”, 2.1%, due 8/01/08	1,300,000	1,300,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “B”, 2.1%, due 8/01/08	1,000,000	1,000,000
New York, NY, “A-4”, 2%, due 8/01/08	2,800,000	2,800,000
Sublette County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 1.85%, due 8/01/08	2,400,000	2,400,000

Total Floating Rate Demand Notes		$8,800,000

Total Investments		$158,870,208

Other Assets, Less Liabilities – 1.9%		3,027,948

Net Assets – 100.0%		$161,898,156

(a)	Mandatory tender date is earlier than stated maturity date.

(c)	Refunded bond.

(j)	Crossover refunded bond.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
CIFG	CDC IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Assn.
MBIA	MBIA Insurance Corp.
PSF	Permanent School Fund
Q-SBLF	Qualified School Board Loan Fund
XLCA	XL Capital Insurance Co.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

7

MFS Municipal Limited Maturity Fund

Supplemental Information (Unaudited) 7/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of July 31, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$158,870,208	$—	$158,870,208
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$157,843,064

Gross unrealized appreciation	$2,134,868
Gross unrealized depreciation	(1,107,724)

Net unrealized appreciation (depreciation)	$1,027,144

The aggregate cost above includes prior fiscal year end tax adjustments.

8

MFS® Research Bond Fund

7/31/08
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08

Issuer	Shares/Par	Value ($)
Bonds – 97.7%
Airlines – 0.0%
American Airlines Corp., 3.857%, 2010	$224,634	$203,859

Asset Backed & Securitized – 9.2%
Anthracite CDO III Ltd., 6.077%, 2039 (z)	$5,000,000	$3,829,064
ARCap REIT, Inc., CDO, 6.1%, 2045 (z)	4,149,000	1,950,030
ARCap REIT, Inc., CDO, “G”, 6.1%, 2045 (n)	2,354,000	988,680
ARCap REIT, Inc., CDO, “H”, 6.1%, 2045 (n)	1,200,897	444,332
Banc of America Commercial Mortgage, Inc., 5.356%, 2045	8,610,000	7,997,058
Bayview Commercial Asset Trust, 0.775%, 2035 (i)(z)	32,924,422	2,146,672
Bayview Commercial Asset Trust, FRN, 2.771%, 2035 (n)	990,596	923,229
Bayview Commercial Asset Trust, FRN, 1.68%, 2036 (i)(z)	24,827,043	1,780,099
Bayview Commercial Asset Trust, FRN, 2.731%, 2036 (z)	791,226	670,881
Bayview Commercial Asset Trust, FRN, 1.798%, 2036 (i)(z)	24,469,450	1,869,466
Bayview Commercial Asset Trust, FRN, 1.169%, 2036 (i)(z)	41,013,229	3,568,151
Bayview Commercial Asset Trust, FRN, 1.14%, 2036 (i)(z)	19,654,289	1,973,291
Bayview Commercial Asset Trust, FRN, 1.211%, 2037 (i)(z)	42,902,294	3,989,913
Bayview Commercial Mortgage Pass-Through Trust, FRN, 1.68%, 2013 (i)(z)	15,352,714	790,665
Bayview Financial Acquisition Trust, FRN, 5.402%, 2035	3,085,593	3,014,239
Bayview Financial Acquisition Trust, FRN, 5.638%, 2036	1,500,000	1,429,336
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041	3,951,000	3,629,221
Bayview Financial Revolving Mortgage Loan Trust, FRN, 3.26%, 2040 (z)	4,984,717	3,576,854
Bear Stearns Commercial Mortgage Securities, Inc., 4.945%, 2041	1,500,000	1,470,658
Brascan Real Estate, CDO, FRN, 4.386%, 2040 (z)	418,000	137,940
Capital Trust Realty CDO Ltd., 5.16%, 2035 (z)	4,660,000	3,913,672
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.225%, 2044	5,890,000	5,779,700
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.225%, 2044	400,000	368,293
Commercial Mortgage Asset Trust, 0.878%, 2032 (i)(n)	4,309,264	113,803
Commercial Mortgage Pass-Through Certificates, FRN, 2.648%, 2017 (n)	1,500,000	1,439,603
Countrywide Asset-Backed Certificates, FRN, 5.43%, 2036	1,107,000	1,015,785
Countrywide Asset-Backed Certificates, FRN, 5.689%, 2046	3,720,000	3,324,978
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035	114,128	113,382
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039	5,200,338	4,556,378
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.303%, 2035	4,243,102	4,029,945
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.731%, 2037	2,300,000	1,433,158
Credit-Based Asset Servicing & Securitization Trust, 5.737%, 2037	1,920,000	1,193,764
Crest G-Star, CDO, 6.95%, 2032 (z)	6,526,000	6,543,248
DEPFA Bank PLC, 3.625%, 2008	1,250,000	1,253,189
Deutsche Mortgage & Asset Receiving Corp., FRN, 7.5%, 2031	1,635,000	1,684,691
DLJ Commercial Mortgage Corp., 7.95%, 2033	1,000,000	1,006,793
E*TRADE RV & Marine Trust, 3.62%, 2018	1,455,783	1,431,849
Falcon Franchise Loan LLC, FRN, 3.011%, 2021 (i)(n)	485,656	37,449
Falcon Franchise Loan LLC, FRN, 3.421%, 2025 (i)(z)	8,435,767	877,750
First Union National Bank Commercial Mortgage Trust, FRN, 0.896%, 2043 (i)(n)	27,977,435	535,158
First Union-Lehman Brothers Bank of America, FRN, 0.389%, 2035 (i)	9,219,246	147,742
GE Capital Commercial Mortgage Corp., 6.269%, 2035	2,042,000	2,078,507
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036	3,720,000	1,917,480
Gramercy Real Estate Ltd., CDO, FRN, 3.12%, 2035 (z)	1,260,000	1,103,168
Greenwich Capital Commercial Funding Corp., 4.569%, 2042	5,335,000	5,167,065
Greenwich Capital Commercial Funding Corp., FRN, 5.224%, 2037	3,357,664	3,174,872
Greenwich Capital Commercial Funding Corp., FRN, 5.914%, 2038	8,610,000	8,338,208
IMPAC CMB Trust, FRN, 3.201%, 2034	333,177	283,503
IMPAC CMB Trust, FRN, 3.381%, 2034	166,588	130,153
IMPAC Secured Assets Corp., FRN, 2.811%, 2036	1,216,261	1,090,442
JPMorgan Chase Commercial Mortgage Securities Corp., 5.429%, 2043	8,620,000	8,013,604
JPMorgan Chase Commercial Mortgage Securities Corp., 4.865%, 2046	2,195,695	2,136,915
JPMorgan Chase Commercial Mortgage Securities Corp., 5.747%, 2049	6,830,000	6,346,704

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Asset Backed & Securitized – continued
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.344%, 2042 (n)	$4,180,000	$2,945,911
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 4.936%, 2042	6,793,056	6,315,308
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.855%, 2043	6,330,000	5,799,035
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046	6,001,863	5,656,788
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.819%, 2049	10,140,000	9,457,885
JPMorgan Mortgage Acquisition Corp., FRN, 5.532%, 2036	2,100,000	1,903,036
KKR Financial CLO Ltd., “C”, CDO, FRN, 4.126%, 2021 (n)	7,023,814	4,228,336
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.447%, 2035 (i)	25,258,224	185,724
Merrill Lynch Mortgage Investors, Inc., FRN, 5.45%, 2037	3,919,333	3,251,521
Merrill Lynch Mortgage Trust, FRN, 5.658%, 2039	2,367,000	2,332,650
Merrill Lynch Mortgage Trust, FRN, 5.829%, 2050	8,080,000	5,694,777
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.172%, 2049	8,610,000	7,864,045
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.749%, 2050	6,810,000	6,317,828
Morgan Stanley Capital I, Inc., FRN, 0.931%, 2031 (i)(n)	15,958,558	92,046
Mortgage Capital Funding, Inc., FRN, 0.633%, 2031 (i)	2,146,374	3,008
Multi-Family Capital Access One, Inc., 6.65%, 2024	799,473	798,216
Nationslink Funding Corp., FRN, 0.463%, 2030 (i)	1,651,883	42,473
New Century Home Equity Loan Trust, FRN, 4.532%, 2035	5,000,000	4,926,551
Nomura Asset Acceptance Corp., FRN, 4.423%, 2034	394,270	393,037
Option One Mortgage Loan Trust, FRN, 5.611%, 2037	1,280,000	816,425
Ownit Mortgage Loan Asset-Backed Certificates, FRN, 5.29%, 2035	2,588,328	2,497,439
Popular ABS Mortgage Pass-Through Trust, FRN, 4.62%, 2035	2,286,991	2,247,238
Preferred Term Securities XIX Ltd., CDO, FRN, 3.126%, 2035 (z)	7,925,852	6,657,716
Prudential Securities Secured Financing Corp., FRN, 6.856%, 2013 (z)	1,838,000	1,898,352
Putnam Structured Product Funding, CDO, FRN, 2.908%, 2008 (z)	38,136	36,229
Residential Asset Mortgage Products, Inc., FRN, 4.971%, 2034	4,827,000	4,627,891
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2024	8,795,000	3,436,001
RMAC PLC, FRN, 2.986%, 2036 (n)	26,313	25,769
Salomon Brothers Mortgage Securities, Inc., FRN, 6.979%, 2032 (z)	3,262,500	3,447,568
Structured Asset Securities Corp., FRN, 4.67%, 2035	3,540,491	3,396,460
Structured Asset Securities Corp., FRN, 2.701%, 2035	1,544,027	1,504,016
Superannuation Members Home Loans Global Trust, FRN, 3.011%, 2029	542,624	535,421
Thornburg Mortgage Securities Trust, FRN, 3.141%, 2043	61,449	59,998
Timberstar Trust, 5.668%, 2036 (z)	1,100,000	1,019,480
Wachovia Bank Commercial Mortgage Trust, 5.275%, 2048	1,900,000	1,861,572
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041	4,700,000	4,392,983
Wachovia Bank Commercial Mortgage Trust, FRN, 5.513%, 2043	4,922,500	3,298,647

		$236,728,110

Automotive – 0.5%
DaimlerChrysler North America Holdings, FRN, 3.403%, 2008	$1,200,000	$1,198,648
Ford Motor Credit Co., 5.8%, 2009	1,906,000	1,848,894
Ford Motor Credit Co., 7.375%, 2009	2,860,000	2,605,074
Johnson Controls, Inc., 5.5%, 2016	5,262,000	5,055,561
Nissan Motor Acceptance Corp., 5.625%, 2011 (n)	1,925,000	1,916,180

		$12,624,357

Broadcasting – 1.2%
Allbritton Communications Co., 7.75%, 2012	$4,706,000	$4,329,520
British Sky Broadcasting, 6.1%, 2018 (z)	6,820,000	6,637,244
CBS Corp., 6.625%, 2011	8,263,000	8,290,127
Clear Channel Communications, Inc., 7.65%, 2010	5,970,000	5,611,800
Grupo Televisa S.A., 6%, 2018 (n)	3,826,000	3,712,616
News America, Inc., 4.75%, 2010	1,000,000	998,561
News America, Inc., 8.5%, 2025	120,000	133,553

		$29,713,421

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – 2.8%
Goldman Sachs Group, Inc., 5.7%, 2012	$1,650,000	$1,663,241
Goldman Sachs Group, Inc., 5.625%, 2017	6,800,000	6,232,016
Goldman Sachs Group, Inc., 6.15%, 2018	6,820,000	6,569,720
INVESCO PLC, 4.5%, 2009	8,926,000	8,630,175
INVESCO PLC, 5.625%, 2012	5,090,000	4,871,664
Lehman Brothers E-Capital Trust I, FRN, 3.499%, 2065	1,098,000	770,890
Lehman Brothers Holdings, Inc., 6.5%, 2017	6,860,000	6,192,028
Lehman Brothers Holdings, Inc., 7.5%, 2038	2,944,000	2,623,875
Merrill Lynch & Co., Inc., 6.15%, 2013	9,520,000	9,078,853
Merrill Lynch & Co., Inc., 6.05%, 2016	6,749,000	6,139,187
Morgan Stanley, 5.75%, 2016	7,752,000	6,954,087
Morgan Stanley Group, Inc., 6.625%, 2018	14,620,000	13,532,871

		$73,258,607

Building – 0.7%
American Standard Cos., Inc., 7.625%, 2010	$5,745,000	$6,017,623
CRH America, Inc., 6.95%, 2012	1,250,000	1,253,490
CRH America, Inc., 8.125%, 2018	8,600,000	8,684,357
Hanson PLC, 7.875%, 2010	2,000,000	2,101,242

		$18,056,712

Business Services – 0.4%
Xerox Corp., 5.5%, 2012	$1,700,000	$1,670,184
Xerox Corp., 5.65%, 2013	7,850,000	7,777,191

		$9,447,375

Cable TV – 1.2%
Comcast Cable Communications LLC, 6.75%, 2011	$4,000	$4,138
Comcast Corp., 5.45%, 2010	300,000	304,784
Comcast Corp., 6.4%, 2038	4,910,000	4,465,674
Cox Communications, Inc., 4.625%, 2010	1,900,000	1,887,141
Cox Communications, Inc., 7.125%, 2012	4,350,000	4,548,269
Cox Communications, Inc., 4.625%, 2013	600,000	570,181
Cox Communications, Inc., 6.25%, 2018 (n)	2,649,000	2,608,741
TCI Communications, Inc., 9.8%, 2012	1,679,000	1,887,602
Time Warner Cable, Inc., 5.4%, 2012	9,337,000	9,280,446
Time Warner Entertainment Co. LP, 7.25%, 2008	750,000	751,850
Time Warner Entertainment Co. LP, 8.375%, 2033	5,077,000	5,421,073

		$31,729,899

Chemicals – 0.4%
Dow Chemical Co., 5.75%, 2008	$775,000	$779,963
PPG Industries, Inc., 5.75%, 2013	6,971,000	7,035,043
Yara International A.S.A., 5.25%, 2014 (n)	2,700,000	2,603,532

		$10,418,538

Conglomerates – 0.0%
Kennametal, Inc., 7.2%, 2012	$525,000	$557,690

Consumer Goods & Services – 1.2%
Clorox Co., 5%, 2013	$7,440,000	$7,305,805
Fortune Brands, Inc., 5.125%, 2011	8,400,000	8,373,548
Western Union Co., 5.4%, 2011	14,620,000	14,613,874

		$30,293,227

Defense Electronics – 0.5%
BAE Systems Holdings, Inc., 4.75%, 2010 (n)	$5,961,000	$6,040,550
BAE Systems Holdings, Inc., 6.4%, 2011 (n)	7,260,000	7,489,532

		$13,530,082

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Electronics – 0.3%
Tyco Electronics Group S.A., 6.55%, 2017	$5,300,000	$5,238,154
Tyco Electronics Group S.A., 7.125%, 2037	2,700,000	2,640,994

		$7,879,148

Emerging Market Quasi-Sovereign – 0.3%
OAO Gazprom, 7.343%, 2013 (z)	$2,696,000	$2,729,700
OAO Gazprom, 8.146%, 2018 (z)	5,602,000	5,672,025

		$8,401,725

Emerging Market Sovereign – 0.2%
Gabonese Republic, 8.2%, 2017 (n)	$5,340,000	$5,433,450

Energy - Independent – 1.0%
Apache Corp., 7.375%, 2047	$37,000	$41,569
EnCana Corp., 4.6%, 2009	1,290,000	1,304,320
Nexen, Inc., 6.4%, 2037	11,323,000	10,490,171
Ocean Energy, Inc., 7.25%, 2011	5,066,000	5,417,798
XTO Energy, Inc., 6.25%, 2013	3,570,000	3,661,313
XTO Energy, Inc., 5.65%, 2016	5,580,000	5,408,616

		$26,323,787

Energy - Integrated – 0.3%
Petro-Canada, 6.05%, 2018	$7,246,000	$7,108,717

Entertainment – 0.1%
Time Warner, Inc., 5.5%, 2011	$3,000,000	$2,958,018
Time Warner, Inc., 6.875%, 2012	100,000	102,132
Turner Broadcasting System, Inc., 8.375%, 2013	399,000	428,179

		$3,488,329

Financial Institutions – 1.9%
American Express Centurion Bank, 5.55%, 2012	$8,660,000	$8,434,450
Capital One Financial Corp., 5.7%, 2011	1,790,000	1,653,337
Capital One Financial Corp., 6.15%, 2016	6,640,000	5,395,943
General Electric Capital Corp., 5.375%, 2016	6,105,000	5,973,675
General Electric Co., 5.625%, 2018	4,380,000	4,259,633
Household Finance Corp., 7%, 2012	170,000	176,533
HSBC Finance Corp., 6.75%, 2011	20,000	20,764
ILFC E-Capital Trust I, 5.9% to 2010, FRN to 2065 (n)	14,000,000	10,452,274
International Lease Finance Corp., 5%, 2010	868,000	827,334
ORIX Corp., 5.48%, 2011	12,180,000	11,780,325

		$48,974,268

Food & Beverages – 2.2%
Brown-Forman Corp., 5.2%, 2012	$2,240,000	$2,267,474
Diageo Capital PLC, 5.5%, 2016	10,060,000	9,816,457
Dr. Pepper Snapple Group, Inc., 6.82%, 2018 (n)	8,005,000	8,049,044
General Mills, Inc., 5.65%, 2012	6,220,000	6,328,626
Kraft Foods, Inc., 4%, 2008	850,000	849,908
Kraft Foods, Inc., 6.125%, 2018	11,610,000	11,320,168
Miller Brewing Co., 4.25%, 2008 (n)	1,410,000	1,410,494
Miller Brewing Co., 5.5%, 2013 (n)	11,231,000	11,249,116
Tyson Foods, Inc., 6.85%, 2016	6,330,000	5,856,643

		$57,147,930

Food & Drug Stores – 0.4%
CVS Caremark Corp., 5.75%, 2011	$840,000	$861,435
CVS Caremark Corp., 6.125%, 2016	5,920,000	5,932,858
CVS Caremark Corp., 5.75%, 2017	2,649,000	2,589,726

		$9,384,019

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Forest & Paper Products – 0.7%
International Paper Co., 7.95%, 2018	$10,250,000	$10,192,559
MeadWestvaco Corp., 6.85%, 2012	1,845,000	1,847,216
Stora Enso Oyj, 6.404%, 2016 (n)	2,500,000	2,116,290
Stora Enso Oyj, 7.25%, 2036 (n)	6,029,000	4,544,648

		$18,700,713

Gaming & Lodging – 1.1%
Marriott International, Inc., 5.625%, 2013	$13,616,000	$12,767,274
MGM Mirage, 8.5%, 2010	3,000	2,888
MGM Mirage, 8.375%, 2011	7,650,000	6,904,125
Wyndham Worldwide Corp., 6%, 2016	9,595,000	8,244,753

		$27,919,040

Industrial – 0.3%
Steelcase, Inc., 6.5%, 2011	$8,652,000	$8,793,036

Insurance – 1.2%
Hartford Financial Services Group, Inc., 8.125%, 2068	$3,635,000	$3,490,698
ING Groep N.V., 5.775% to 2015, FRN to 2049	6,310,000	5,238,896
John Hancock Global Funding II, 3.5%, 2009 (n)	1,250,000	1,248,256
MetLife, Inc., 5.375%, 2012	300,000	295,890
Metropolitan Life Global Funding, 5.125%, 2013 (n)	6,580,000	6,488,064
Prudential Financial, Inc., 6%, 2017	8,280,000	7,898,424
UnumProvident Corp., 6.85%, 2015 (n)	7,368,000	7,263,205

		$31,923,433

Insurance - Health – 0.4%
Humana, Inc., 7.2%, 2018	$5,980,000	$5,802,914
UnitedHealth Group, Inc., 6.875%, 2038	3,770,000	3,425,486

		$9,228,400

Insurance - Property & Casualty – 1.3%
AXIS Capital Holdings Ltd., 5.75%, 2014	$14,545,000	$13,224,925
Chubb Corp., 5.75%, 2018	2,550,000	2,452,728
Fund American Cos., Inc., 5.875%, 2013	8,759,000	8,138,337
ZFS Finance USA Trust IV, 5.875% to 2012, FRN to 2032 (n)	1,480,000	1,356,464
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2037 (n)	10,570,000	9,057,888

		$34,230,342

Major Banks – 4.0%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049	$4,260,000	$3,015,569
Bank of America Corp., 5.65%, 2018	9,790,000	9,138,495
Bear Stearns Cos., Inc., 5.85%, 2010	14,020,000	14,209,312
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	6,500,000	5,587,725
Credit Suisse New York, 6%, 2018	6,110,000	5,850,233
DBS Group Holdings Ltd., 7.657% to 2011, FRN to 2049 (n)	4,150,000	4,190,795
JPMorgan Chase Bank N.A., 5.875%, 2016	4,250,000	4,134,897
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049	10,546,000	9,040,769
Natixis S.A., 10% to 2018, FRN to 2049 (n)	6,870,000	6,572,735
PNC Funding Corp., 5.625%, 2017	6,370,000	5,789,840
Popular North America, Inc., 3.875%, 2008	750,000	749,153
Popular North America, Inc., 4.7%, 2009	1,200,000	1,187,881
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)	3,200,000	2,667,242
Royal Bank of Scotland Group PLC, 9.118%, 2049	3,170,000	3,177,824
SMFG Preferred Capital, 9.5%, 2049 (z)	4,320,000	4,311,364
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	2,483,000	2,513,784
Unicredito Luxembourg Finance S.A., 6%, 2017 (n)	15,040,000	14,094,556
Wachovia Capital Trust III, 5.8% to 2011, FRN to 2042	9,282,000	5,244,330
Wachovia Corp., 7.8%, 2010	250,000	254,331
Wachovia Corp., 6.605%, 2025	2,393,000	1,919,432
Wells Fargo Bank NA, 6.45%, 2011	200,000	208,590

		$103,858,857

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – 1.1%
Cardinal Health, Inc., FRN, 3.053%, 2009	$1,600,000	$1,574,090
Fisher Scientific International, Inc., 6.125%, 2015	11,840,000	11,732,434
Hospira, Inc., 5.55%, 2012	5,690,000	5,629,606
Hospira, Inc., 6.05%, 2017	3,900,000	3,764,861
McKesson Corp., 5.7%, 2017	6,220,000	6,015,256

		$28,716,247

Metals & Mining – 1.2%
International Steel Group, Inc., 6.5%, 2014	$10,352,000	$10,417,942
Peabody Energy Corp., 5.875%, 2016	7,140,000	6,800,850
Rio Tinto Finance USA Ltd., 5.875%, 2013	13,180,000	13,332,440

		$30,551,232

Mortgage Backed – 21.9%
Fannie Mae, 6.022%, 2010	$3,500,000	$3,638,056
Fannie Mae, 4.506%, 2011	2,195,583	2,215,870
Fannie Mae, 4.55%, 2011	2,308,901	2,322,486
Fannie Mae, 4.79%, 2012	2,966,537	2,988,628
Fannie Mae, 4.86%, 2012 - 2014	3,668,559	3,643,330
Fannie Mae, 5.12%, 2012	1,914,598	1,937,093
Fannie Mae, 4.518%, 2013	1,086,163	1,069,146
Fannie Mae, 4.543%, 2013	2,378,502	2,341,699
Fannie Mae, 4.845%, 2013	2,660,766	2,646,925
Fannie Mae, 5.369%, 2013	1,145,660	1,169,925
Fannie Mae, 4.62%, 2014 - 2015	4,481,605	4,359,901
Fannie Mae, 4.666%, 2014	1,500,581	1,469,496
Fannie Mae, 4.77%, 2014	1,828,112	1,797,937
Fannie Mae, 4.839%, 2014	4,324,771	4,276,172
Fannie Mae, 5.05%, 2014	1,250,677	1,243,985
Fannie Mae, 5.412%, 2014	2,649,637	2,688,564
Fannie Mae, 4.53%, 2015	1,203,793	1,158,631
Fannie Mae, 4.6%, 2015	1,946,452	1,880,844
Fannie Mae, 4.665%, 2015	1,224,906	1,192,111
Fannie Mae, 4.78%, 2015	2,680,799	2,616,541
Fannie Mae, 4.815%, 2015	1,848,000	1,809,233
Fannie Mae, 4.82%, 2015	1,536,213	1,501,463
Fannie Mae, 4.85%, 2015	1,493,804	1,468,733
Fannie Mae, 4.87%, 2015	1,258,976	1,237,066
Fannie Mae, 4.89%, 2015	390,425	382,782
Fannie Mae, 4.925%, 2015	5,348,287	5,281,722
Fannie Mae, 4.94%, 2015	2,591,000	2,603,865
Fannie Mae, 5%, 2016 - 2027	20,555,020	20,618,464
Fannie Mae, 5.09%, 2016	2,901,421	2,870,068
Fannie Mae, 5.395%, 2016	2,505,483	2,512,859
Fannie Mae, 5.423%, 2016	3,067,700	3,098,292
Fannie Mae, 5.5%, 2016 - 2038	160,880,714	158,738,974
Fannie Mae, 5.93%, 2016	1,333,158	1,381,085
Fannie Mae, 4.996%, 2017	4,853,469	4,811,519
Fannie Mae, 5.28%, 2017	2,707,000	2,693,922
Fannie Mae, 5.32%, 2017	801,207	798,837
Fannie Mae, 5.54%, 2017	1,520,000	1,535,467
Fannie Mae, 4.88%, 2020	948,258	939,996
Fannie Mae, 5.19%, 2020	3,223,399	3,142,436
Fannie Mae, 5.35%, 2023	2,247,933	2,224,027

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage Backed – continued
Fannie Mae, 6.5%, 2031 - 2033	$1,050,847	$1,090,919
Fannie Mae, 6%, 2034 - 2037	26,772,754	26,937,397
Freddie Mac, 5.5%, 2017 - 2037	61,407,783	60,630,235
Freddie Mac, 5%, 2018 - 2028	47,651,527	48,028,778
Freddie Mac, 4%, 2023 - 2024	3,219,859	3,220,323
Freddie Mac, 6%, 2033 - 2038	31,742,694	31,981,797
Ginnie Mae, 6%, 2034 - 2038	56,232,709	56,926,485
Ginnie Mae, 5.5%, 2038	71,652,302	71,026,897

		$566,150,981

Municipals – 4.2%
Harris County TX, “C”, FSA, 5.25%, 2028	$7,240,000	$7,694,672
Massachusetts Health & Educational Authority Rev. (Mass Institute Technology), “K”, 5.5%, 2032	29,445,000	32,311,471
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2030	6,470,000	7,059,482
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2035	10,785,000	11,710,353
Metropolitan Atlanta, GA, Rapid Transit Tax Authority Rev., “A”,, FGIC, 5.25%, 2032	10,690,000	11,151,380
New York, Dormitory Authority Rev. (New York University), BHAC, 5.5%, 2031	5,970,000	6,573,030
State of Massachusetts, “A”, AMBAC, 5.5%, 2030	14,895,000	16,283,810
Utah Transit Authority Sales Tax Rev., “A”, BHAC, 5%, 2035	14,920,000	15,140,667

		$107,924,865

Natural Gas - Pipeline – 2.5%
CenterPoint Energy, Inc., 7.75%, 2011	$2,100,000	$2,173,878
CenterPoint Energy, Inc., 7.875%, 2013	11,526,000	12,331,898
CenterPoint Energy, Inc., 5.95%, 2017	3,280,000	3,096,126
Duke Capital LLC, 6.25%, 2013	1,000,000	1,025,042
Enterprise Products Operating LP, 5.65%, 2013	3,783,000	3,775,048
Enterprise Products Partners LP, 4.95%, 2010	1,700,000	1,693,147
Enterprise Products Partners LP, 6.3%, 2017	7,550,000	7,508,105
Kinder Morgan Energy Partners LP, 6.75%, 2011	110,000	113,547
Kinder Morgan Energy Partners LP, 6%, 2017	7,502,000	7,408,900
Kinder Morgan Energy Partners LP, 7.75%, 2032	1,797,000	1,923,164
Kinder Morgan Energy Partners LP, 5.8%, 2035	3,385,000	2,868,808
Spectra Energy Capital LLC, 8%, 2019	8,245,000	8,570,480
TransCapitalInvest Ltd., 7.7%, 2013	1,482,000	1,482,000
Williams Cos., Inc., 8.75%, 2032	8,305,000	9,426,175

		$63,396,318

Network & Telecom – 3.2%
British Telecommunications PLC, 5.15%, 2013	$9,510,000	$9,302,102
CenturyTel, Inc., 8.375%, 2010	12,223,000	12,697,974
Deutsche Telekom International Finance B.V., 5.25%, 2013	821,000	804,403
Deutsche Telekom International Finance B.V., 5.75%, 2016	6,632,000	6,432,151
France Telecom S.A., 7.75%, 2011	300,000	319,494
Telecom Italia Capital, 4%, 2010	1,000,000	984,979
Telecom Italia Capital, 4.875%, 2010	1,023,000	1,015,412
Telecom Italia Capital, 6.2%, 2011	9,689,000	9,926,797
Telefonica Emisiones S.A.U., 7.045%, 2036	9,230,000	9,329,499
TELUS Corp., 8%, 2011	14,497,000	15,441,291
Verizon Communications, Inc., 7.51%, 2009	600,000	614,351
Verizon New York, Inc., 6.875%, 2012	16,238,000	16,737,741

		$83,606,194

Oil Services – 0.8%
KazMunaiGaz Finance B.V., 8.375%, 2013 (z)	$6,575,000	$6,698,281
Weatherford International Ltd., 5.15%, 2013	7,120,000	7,056,404
Weatherford International Ltd., 6.35%, 2017	5,420,000	5,481,625

		$19,236,310

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Oils – 0.3%
Premcor Refining Group, Inc., 7.5%, 2015	$6,690,000	$6,908,141

Other Banks & Diversified Financials – 1.3%
Alfa Diversified Payment Rights Finance Co. S.A., FRN, 4.676%, 2011 (n)	$5,147,800	$4,890,410
Citigroup, Inc., 8.4% to 2018, FRN to 2049	10,700,000	9,161,768
Fifth Third Bancorp, 5.45%, 2017	795,000	602,407
Mizuho Financial Group, Inc., 5.79%, 2014 (n)	1,017,000	1,011,041
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)	1,978,000	1,655,515
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)	6,801,000	5,570,128
Swedbank AB, 9% to 2010, FRN to 2049 (n)	3,120,000	3,164,731
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	6,450,000	5,498,786
UFJ Finance Aruba AEC, 6.75%, 2013	980,000	1,016,523

		$32,571,309

Printing & Publishing – 0.1%
Pearson PLC, 5.5%, 2013 (n)	$3,090,000	$3,057,586

Railroad & Shipping – 0.7%
Canadian Pacific Railway Co., 6.5%, 2018	$9,470,000	$9,267,550
TFM S.A. de C.V., 9.375%, 2012	5,229,000	5,398,943
Union Pacific Corp., 7.25%, 2008	1,580,000	1,594,732
Union Pacific Corp., 6.125%, 2012	1,000,000	1,033,132

		$17,294,357

Real Estate – 2.7%
Boston Properties, Inc., REIT, 5%, 2015	$3,697,000	$3,340,336
ERP Operating LP, REIT, 5.75%, 2017	13,700,000	12,328,904
HRPT Properties Trust, REIT, 6.25%, 2016	9,473,000	8,420,038
Kimco Realty Corp., REIT, 6%, 2012	2,846,000	2,781,000
Kimco Realty Corp., REIT, 5.783%, 2016	7,659,000	7,098,040
Liberty Property LP, REIT, 5.5%, 2016	8,840,000	7,671,626
PPF Funding, Inc., REIT, 5.35%, 2012 (n)	2,080,000	2,024,389
ProLogis, REIT, 5.5%, 2012	1,980,000	1,939,388
ProLogis, REIT, 5.75%, 2016	5,784,000	5,408,780
ProLogis, REIT, 5.625%, 2016	3,050,000	2,810,169
Simon Property Group, Inc., REIT, 7.125%, 2009	1,100,000	1,105,138
Simon Property Group, Inc., REIT, 4.6%, 2010	4,488,000	4,425,222
Simon Property Group, Inc., REIT, 5.75%, 2015	1,506,000	1,467,823
Simon Property Group, Inc., REIT, 6.1%, 2016	5,269,000	5,080,470
Simon Property Group, Inc., REIT, 5.875%, 2017	2,870,000	2,753,352
Vornado Realty Trust, REIT, 4.5%, 2009	1,000,000	970,962
Vornado Realty Trust, REIT, 4.75%, 2010	798,000	767,884

		$70,393,521

Restaurants – 0.3%
YUM! Brands, Inc., 8.875%, 2011	$7,055,000	$7,593,155

Retailers – 1.6%
Home Depot, Inc., 5.25%, 2013	$7,729,000	$7,376,418
J.C. Penney Corp., Inc., 8%, 2010	2,300,000	2,369,108
Limited Brands, Inc., 5.25%, 2014	893,000	753,391
Macy’s Retail Holdings, Inc., 5.35%, 2012	4,540,000	4,215,726
Macy’s, Inc., 6.625%, 2011	4,924,000	4,817,878
May Department Stores Co., 5.95%, 2008	1,406,000	1,405,577
Wal-Mart Stores, Inc., 6.2%, 2038	10,480,000	10,242,555
Wesfarmers Ltd., 6.998%, 2013 (z)	9,070,000	9,398,851

		$40,579,504

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Specialty Stores – 0.3%
Best Buy, Inc., 6.75%, 2013 (z)	$8,530,000	$8,664,919

Supermarkets – 0.9%
Delhaize America, Inc., 9%, 2031	$5,162,000	$5,930,720
Kroger Co., 6.4%, 2017	7,477,000	7,641,172
Safeway, Inc., 6.5%, 2008	1,620,000	1,629,025
Safeway, Inc., 6.5%, 2011	6,860,000	7,097,624

		$22,298,541

Telecommunications - Wireless – 1.1%
Nextel Communications, Inc., 5.95%, 2014	$8,675,000	$6,593,000
Rogers Cable, Inc., 5.5%, 2014	7,406,000	7,145,605
Rogers Communications, Inc., 6.8%, 2018	8,740,000	8,751,712
Vodafone Group PLC, 7.75%, 2010	1,000,000	1,045,340
Vodafone Group PLC, 5.375%, 2015	1,510,000	1,453,541
Vodafone Group PLC, 5.625%, 2017	3,168,000	3,041,955

		$28,031,153

Telephone Services – 0.2%
Embarq Corp., 7.082%, 2016	$6,280,000	$5,868,779

Tobacco – 1.3%
Philip Morris Capital Corp., 7.5%, 2009	$1,300,000	$1,322,360
Philip Morris International, Inc., 4.875%, 2013	14,900,000	14,591,451
Reynolds American, Inc., 7.25%, 2012	125,000	128,729
Reynolds American, Inc., 6.75%, 2017	18,192,000	17,858,122

		$33,900,662

Transportation - Services – 0.0%
FedEx Corp., 9.65%, 2012	$725,000	$835,935

U.S. Government Agencies – 1.5%
Small Business Administration, 5.37%, 2016	$666,099	$673,164
Small Business Administration, 5.94%, 2016	628,724	642,297
Small Business Administration, 5.34%, 2021	280,114	282,011
Small Business Administration, 6.34%, 2021	49,636	51,152
Small Business Administration, 6.35%, 2021	36,209	37,317
Small Business Administration, 6.44%, 2021	46,608	48,127
Small Business Administration, 6.07%, 2022	204,981	212,776
Small Business Administration, 4.35%, 2023	1,322,215	1,252,751
Small Business Administration, 4.89%, 2023	1,824,260	1,762,864
Small Business Administration, 4.98%, 2023	1,930,659	1,899,283
Small Business Administration, 4.34%, 2024	2,136,384	2,021,483
Small Business Administration, 4.86%, 2024	1,827,007	1,776,724
Small Business Administration, 4.93%, 2024	2,313,575	2,265,006
Small Business Administration, 5.18%, 2024	2,012,702	1,999,180
Small Business Administration, 5.19%, 2024	2,734,541	2,713,226
Small Business Administration, 5.52%, 2024	2,576,698	2,589,603
Small Business Administration, 4.57%, 2025	2,813,824	2,634,464
Small Business Administration, 4.76%, 2025	9,427,913	8,971,463
Small Business Administration, 5.39%, 2025	928,199	928,294
Small Business Administration, 5.35%, 2026	5,482,809	5,477,518

		$38,238,703

U.S. Treasury Obligations – 11.3%
U.S. Treasury Bonds, 6.25%, 2023	$4,506,000	$5,338,907
U.S. Treasury Bonds, 6%, 2026	840,000	978,666

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Bonds, 6.75%, 2026	$8,944,000	$11,261,757
U.S. Treasury Bonds, 5.25%, 2029	27,717,000	29,797,937
U.S. Treasury Bonds, 5.375%, 2031	24,614,000	27,046,552
U.S. Treasury Bonds, 4.5%, 2036	2,640,000	2,589,056
U.S. Treasury Bonds, 5%, 2037	16,134,000	17,141,117
U.S. Treasury Notes, 4.625%, 2008	2,845,000	2,858,113
U.S. Treasury Notes, 4.5%, 2009	12,386,000	12,578,565
U.S. Treasury Notes, 4.875%, 2009 (f)	38,592,000	39,599,020
U.S. Treasury Notes, 6.5%, 2010	20,622,000	21,920,547
U.S. Treasury Notes, 4%, 2010	525,000	539,027
U.S. Treasury Notes, 2.625%, 2010	59,085,000	59,260,423
U.S. Treasury Notes, 5.125%, 2011	49,401,000	52,554,167
U.S. Treasury Notes, 4.25%, 2013	1,133,000	1,185,490
U.S. Treasury Notes, 5.125%, 2016	6,351,000	6,943,428

		$291,592,772

Utilities - Electric Power – 5.4%
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)	$8,614,000	$9,044,700
Beaver Valley Funding Corp., 9%, 2017	205,000	220,424
Bruce Mansfield Unit, 6.85%, 2034	9,540,000	9,571,513
Dominion Resources, Inc., 6.4%, 2018	5,160,000	5,242,013
Duke Energy Corp., 5.65%, 2013	13,210,000	13,307,622
E.On International Finance B.V., 6.65%, 2038 (n)	11,360,000	11,021,074
EDP Finance B.V., 6%, 2018 (n)	14,950,000	14,778,837
EEB International Ltd., 8.75%, 2014 (n)	1,772,000	1,878,320
Enersis S.A., 7.375%, 2014	5,122,000	5,448,901
Exelon Generation Co. LLC, 6.95%, 2011	18,259,000	18,884,572
FirstEnergy Corp., 6.45%, 2011	9,164,000	9,359,541
ISA Capital do Brasil S.A., 7.875%, 2012	6,430,000	6,687,200
Israel Electric Corp. Ltd., 7.25%, 2019 (z)	4,747,000	4,701,960
MidAmerican Energy Holdings Co., 5.875%, 2012	1,182,000	1,214,799
NiSource Finance Corp., 7.875%, 2010	13,053,000	13,525,492
NRG Energy, Inc., 7.25%, 2014	11,355,000	11,071,125
System Energy Resources, Inc., 5.129%, 2014 (n)	672,643	659,775
Virginia Electric & Power Co., 4.1%, 2038	3,484,000	3,492,194

		$140,110,062

Total Bonds		$2,522,878,317

Floating Rate Loans – 0.9% (g)(r)
Aerospace – 0.3%
Hawker Beechcraft Acquisition Co., Letter of Credit, 4.8%, 2014	$698,464	$649,353
Hawker Beechcraft Acquisition Co., Term Loan B, 4.8%, 2014	7,866,893	7,313,756

		$7,963,109

Food & Beverages – 0.3%
ARAMARK Corp., Letter of Credit, 5.4%, 2014	$478,865	$454,682
ARAMARK Corp., Term Loan B, 4.68%, 2014	7,537,648	7,156,997

		$7,611,679

Medical & Health Technology & Services – 0.3%
HCA, Inc., Term Loan B, 5.05%, 2013	$7,063,562	$6,636,803

Printing & Publishing – 0.0%
Idearc, Inc., Term Loan B, 4.79%, 2014	$1,351,520	$1,001,251

Total Floating Rate Loans		$23,212,842

Money Market Funds (v) – 1.3%
MFS Institutional Money Market Portfolio, 2.56%, at Net Asset Value	31,869,140	$31,869,140

Total Investments		$2,577,960,299

Other Assets, Less Liabilities – 0.1%		3,628,958

Net Assets – 100.0%		$2,581,589,257

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $199,198,003, representing 7.72% of net assets.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven- day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
ARCap REIT, Inc., CDO, 6.1%, 2045	12/07/06	$4,243,515	$1,950,030
Anthracite CDO III Ltd., 6.077%, 2039	10/25/06	4,998,300	3,829,064
Bayview Commercial Asset Trust, 0.775%, 2035	10/06/05	2,559,097	2,146,672
Bayview Commercial Asset Trust, FRN, 1.68%, 2036	2/28/06	2,245,362	1,780,099
Bayview Commercial Asset Trust, FRN, 2.731%, 2036	2/23/06	791,226	670,881
Bayview Commercial Asset Trust, FRN, 1.798%, 2036	5/16/06	2,213,709	1,869,466
Bayview Commercial Asset Trust, FRN, 1.169%, 2036	9/11/06	5,582,765	3,568,151
Bayview Commercial Asset Trust, FRN, 1.14%, 2036	10/25/06	2,650,556	1,973,291
Bayview Commercial Asset Trust, FRN, 1.211%, 2037	1/26/07	5,583,620	3,989,913
Bayview Commercial Mortgage Pass-Through Trust, FRN, 1.68%, 2013	3/29/06	1,537,977	790,665
Bayview Financial Revolving Mortgage Loan Trust, FRN, 3.26%, 2040	3/01/06	4,984,717	3,576,854
Best Buy, Inc., 6.75%, 2013	6/19/08	8,515,246	8,664,919
Brascan Real Estate, CDO, FRN, 4.386%, 2040	9/14/04	418,000	137,940
British Sky Broadcasting, 6.1%, 2018	2/07/08 - 2/14/08	6,811,499	6,637,244
Capital Trust Realty CDO Ltd., 5.16%, 2035	4/07/06	4,493,395	3,913,672
Crest G-Star, CDO, 6.95%, 2032	9/13/05	6,959,619	6,543,248
Falcon Franchise Loan LLC, FRN, 3.421%, 2025	1/29/03	1,053,758	877,750
Gramercy Real Estate Ltd., CDO, FRN, 3.12%, 2035	6/21/05 - 1/18/07	1,260,025	1,103,168
Israel Electric Corp. Ltd., 7.25%, 2019	5/01/08	4,739,096	4,701,960
KazMunaiGaz Finance B.V., 8.375%, 2013	6/24/08 - 6/25/08	6,581,800	6,698,281
OAO Gazprom, 7.343%, 2013	4/02/08 - 4/08/08	2,794,380	2,729,700
OAO Gazprom, 8.146%, 2018	4/02/08 - 4/03/08	5,759,996	5,672,025
Preferred Term Securities XIX Ltd., CDO, FRN, 3.126%, 2035	9/08/05 - 11/15/07	7,914,217	6,657,716
Prudential Securities Secured Financing Corp., FRN, 6.856%, 2013	12/06/04	1,970,093	1,898,352
Putnam Structured Product Funding, CDO, FRN, 2.908%, 2008	9/23/03	38,136	36,229
SMFG Preferred Capital, 9.5%, 2049	7/30/08	4,460,832	4,311,364
Salomon Brothers Mortgage Securities, Inc., FRN, 6.979%, 2032	1/07/05	3,708,295	3,447,568
Timberstar Trust, 5.668%, 2036	10/13/06	1,100,000	1,019,480
Wesfarmers Ltd., 6.998%, 2013	4/03/08	9,070,000	9,398,851

Total Restricted Securities			$100,594,553
% of Net Assets			3.9%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT	Real Estate Investment Trust

Insurers
AMBAC	AMBAC Indemnity Corp.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Research Bond Fund

Supplemental Information (Unaudited) 7/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of July 31, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$31,869,140	$2,546,091,159	$—	$2,577,960,299
Other Financial Instruments	$(1,459,923)	$263,887	$—	$(1,196,036)

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$2,692,279,080

Gross unrealized appreciation	$7,570,049
Gross unrealized depreciation	(121,888,830)

Net unrealized appreciation (depreciation)	$(114,318,781)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 7/31/08

Futures contracts outstanding at 7/31/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Bond (Short)	894	103,257,000	Sep-08	(1,518,738)
U.S. Treasury Note 10 yr (Long)	26	2,985,531	Sep-08	58,815

				$(1,459,923)

MFS Research Bond Fund

Supplemental Information (Unaudited) 7/31/08 - continued

Swap Agreements at 7/31/08

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Credit Default Swaps
12/20/12	USD	4,410,000	Merrill Lynch International	(1)	1.35% (fixed rate)	6,588
12/20/12	USD	6,090,000	Goldman Sachs International	(2)	1.55% (fixed rate)	61,034
12/20/12	USD	8,810,000	Goldman Sachs International	(3)	1.43% (fixed rate)	267,663
12/20/12	USD	6,090,000	Goldman Sachs International	(4)	1.3% (fixed rate)	16,159
3/20/13	USD	13,170,000	Goldman Sachs International	(4)	2.13% (fixed rate)	(414,087)
6/20/13	USD	5,980,000	Morgan Stanley Capital Services, Inc.	(5)	1.07% (fixed rate)	(117,650)
6/20/13	USD	5,990,000	JPMorgan Chase Bank	(6)	3.1% (fixed rate)	138,747
6/20/13	USD	5,990,000	Morgan Stanley Capital Services, Inc.	(7)	1.07% (fixed rate)	20,028
6/20/13	USD	3,420,000	JPMorgan Chase Bank	(8)	1.12% (fixed rate)	12,867
6/20/13	USD	2,440,000	JPMorgan Chase Bank	(8)	1.1% (fixed rate)	11,351
6/20/13	USD	5,860,000	Morgan Stanley Capital Services, Inc.	(9)	1.48% (fixed rate)	101,255
9/20/13	USD	6,060,000	Merrill Lynch International	(10)	0.77% (fixed rate)	38,869
9/20/13	USD	6,020,000	Morgan Stanley Capital Services, Inc.	(11)	0.99% (fixed rate)	(22,730)
9/20/13	USD	3,790,000	Goldman Sachs International	(12)	0.645% (fixed rate)	(8,678)
9/20/13	USD	2,210,000	Goldman Sachs International	(12)	0.645% (fixed rate)	(5,021)
9/20/13	USD	6,030,000	Goldman Sachs International	1.4% (fixed rate)	(13)	80,710
9/20/13	USD	6,010,000	Goldman Sachs International	(14)	0.67% (fixed rate)	(13,047)
9/20/13	USD	6,050,000	Merrill Lynch International	(15)	1.05% (fixed rate)	89,829

						$263,887

(1)	Fund to receive notional amount upon a defined credit event by Boston Properties, Inc., 6.25%, 1/15/13.

(2)	Fund to receive notional amount upon a defined credit event by Equity Residential, Inc., 5.75%, 6/15/17.

(3)	Fund to receive notional amount upon a defined credit event by Kimco Realty, 5.98%, 7/30/12.

(4)	Fund to receive notional amount upon a defined credit event by Simon Properties Group, Inc., 6.35%, 8/28/12.

(5)	Fund to receive notional amount upon a defined credit event by Arrow Electronics, Inc., 6.875%, 6/1/18.

MFS Research Bond Fund

Supplemental Information (Unaudited) 7/31/08 - continued

(6)	Fund to receive notional amount upon a defined credit event by Capital One Financial Corp., 6.25%, 11/15/13.

(7)	Fund to receive notional amount upon a defined credit event by Nordstrom, Inc., 6.95%, 3/15/28.

(8)	Fund to receive notional amount upon a defined credit event by Universal Health Services, Inc., 7.125%, 6/30/16.

(9)	Fund to receive notional amount upon a defined credit event by Weyerhaeuser Co., 7.125%, 7/15/23.

(10)	Fund to receive notional amount upon a defined credit event by Autozone, Inc., 5.875%, 10/15/12.

(11)	Fund to receive notional amount upon a defined credit event by British Telecom PLC, 5.75%, 12/7/28.

(12)	Fund to receive notional amount upon a defined credit event by Cigna Corp., 7.875%, 5/15/27.

(13)	Fund to pay notional amount upon a defined credit event by Newell Rubbermaid, Inc., 4.625% 12/15/09.

(14)	Fund to receive notional amount upon a defined credit event by Safeway, Inc., 5.8%, 8/15/12.

(15)	Fund to receive notional amount upon a defined credit event by Whirlpool Corp., 7.75%, 7/15/16.

At July 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the transactions in securities which the fund assumes to be affiliated issuers during the three months ended July 31, 2008, is set forth below:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	90,232	332,092,251	(300,313,343)	31,869,140

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	—	$—	$197,933	$31,869,140

MFS® Research Bond Fund J

7/31/08
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Research Bond Fund J

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08

Issuer	Shares/Par	Value ($)
Bonds – 96.3%
Airlines – 0.2%
Continental Airlines, Inc., 7.875%, 2020	$276,291	$187,878

Asset Backed & Securitized – 9.9%
ARCap REIT, Inc., CDO, “H”, 6.1%, 2045 (n)	$138,945	$51,410
Banc of America Commercial Mortgage, Inc., 5.356%, 2045	400,000	371,524
Bayview Commercial Asset Trust, 0.775%, 2035 (i)(z)	4,818,208	314,147
Bayview Commercial Asset Trust, FRN, 1.68%, 2036 (i)(z)	3,183,520	228,258
Bayview Commercial Asset Trust, FRN, 1.798%, 2036 (i)(z)	2,336,711	178,525
Bayview Commercial Mortgage Pass-Through Trust, FRN, 1.68%, 2036 (i)(z)	2,003,572	103,184
Bayview Financial Acquisition Trust, FRN, 5.402%, 2035	248,318	242,575
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041	307,000	281,997
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.225%, 2044	580,000	569,138
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.303%, 2035	292,149	277,472
Crest G-Star, CDO, 6.95%, 2032 (z)	974,000	976,574
Deutsche Mortgage & Asset Receiving Corp., FRN, 7.5%, 2031	415,000	427,613
E*TRADE RV & Marine Trust, 3.62%, 2018	107,694	105,924
Falcon Franchise Loan LLC, FRN, 3.011%, 2021 (i)(n)	122,936	9,479
Falcon Franchise Loan LLC, FRN, 3.421%, 2025 (i)(z)	1,926,987	200,505
First Union National Bank Commercial Mortgage Trust, FRN, 0.896%, 2043 (i)(n)	5,299,195	101,364
First Union-Lehman Brothers Bank of America, FRN, 0.389%, 2035 (i)	2,336,789	37,448
Greenwich Capital Commercial Funding Corp., 4.569%, 2042	400,000	387,409
Greenwich Capital Commercial Funding Corp., FRN, 5.224%, 2037	174,453	164,956
Greenwich Capital Commercial Funding Corp., FRN, 5.914%, 2038	400,000	387,373
JPMorgan Chase Commercial Mortgage Securities Corp., 5.429%, 2043	400,000	371,861
JPMorgan Chase Commercial Mortgage Securities Corp., 5.747%, 2049	320,000	297,357
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.344%, 2042 (n)	540,000	380,572
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.855%, 2043	310,000	283,997
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046	331,125	312,087
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.819%, 2049	470,000	438,383
KKR Financial CLO Ltd., “C”, CDO, FRN, 4.126%, 2021 (n)	787,476	474,061
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.447%, 2035 (i)	5,189,195	38,156
Merrill Lynch Mortgage Trust, FRN, 5.829%, 2050	350,000	246,680
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.172%, 2049	400,000	365,345
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.749%, 2050	320,000	296,873
Morgan Stanley Capital I, Inc., FRN, 0.931%, 2031 (i)(n)	3,353,462	19,342
Mortgage Capital Funding, Inc., FRN, 0.633%, 2031 (i)	484,840	679
Multi-Family Capital Access One, Inc., 6.65%, 2024	141,846	141,623
Nationslink Funding Corp., FRN, 0.463%, 2030 (i)	418,665	10,765
New Century Home Equity Loan Trust, FRN, 4.532%, 2035	500,000	492,655
Popular ABS Mortgage Pass-Through Trust, FRN, 4.62%, 2035	179,382	176,264
Preferred Term Securities XIX Ltd., CDO, FRN, 3.126%, 2035 (z)	1,416,218	1,189,623
Residential Asset Mortgage Products, Inc., FRN, 4.971%, 2034	185,000	177,369
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035	845,000	330,122
Structured Asset Securities Corp., FRN, 2.701%, 2035	91,413	89,044
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041	300,000	280,403
Wachovia Bank Commercial Mortgage Trust, FRN, 5.513%, 2043	125,000	83,765

		$11,913,901

Automotive – 0.3%
Ford Motor Credit Co., 7.375%, 2009	$220,000	$200,390
Johnson Controls, Inc., 5.5%, 2016	211,000	202,722

		$403,112

Broadcasting – 1.1%
Allbritton Communications Co., 7.75%, 2012	$231,000	$212,520
British Sky Broadcasting, 6.1%, 2018 (z)	330,000	321,157
CBS Corp., 6.625%, 2011	448,000	449,471
Clear Channel Communications, Inc., 7.65%, 2010	99,000	93,060

1

MFS Research Bond Fund J

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Broadcasting – continued
Grupo Televisa S.A., 6%, 2018 (n)	$170,000	$164,962
News America, Inc., 8.5%, 2025	30,000	33,388

		$1,274,558

Brokerage & Asset Managers – 2.8%
Goldman Sachs Group, Inc., 5.625%, 2017	$298,000	$273,109
Goldman Sachs Group, Inc., 6.15%, 2018	320,000	308,257
INVESCO PLC, 4.5%, 2009	518,000	500,832
INVESCO PLC, 5.625%, 2012	215,000	205,778
Lehman Brothers Holdings, Inc., 6.5%, 2017	370,000	333,972
Lehman Brothers Holdings, Inc., 7.5%, 2038	134,000	119,429
Merrill Lynch & Co., Inc., 6.15%, 2013	440,000	419,611
Merrill Lynch & Co., Inc., 6.05%, 2016	280,000	254,700
Morgan Stanley, 5.75%, 2016	372,000	333,710
Morgan Stanley Group, Inc., 6.625%, 2018	675,000	624,808

		$3,374,206

Building – 0.4%
American Standard Cos., Inc., 7.625%, 2010	$100,000	$104,745
CRH America, Inc., 8.125%, 2018	400,000	403,924

		$508,669

Business Services – 0.3%
Xerox Corp., 5.65%, 2013	$350,000	$346,754

Cable TV – 1.0%
Comcast Corp., 6.4%, 2038	$128,000	$116,417
Cox Communications, Inc., 6.25%, 2018 (n)	141,000	138,857
TCI Communications, Inc., 9.8%, 2012	181,000	203,488
Time Warner Cable, Inc., 5.4%, 2012	463,000	460,196
Time Warner Entertainment Co. LP, 8.375%, 2033	243,000	259,468

		$1,178,426

Chemicals – 0.3%
PPG Industries, Inc., 5.75%, 2013	$328,000	$331,013

Consumer Goods & Services – 1.3%
Clorox Co., 5%, 2013	$340,000	$333,867
Fortune Brands, Inc., 5.125%, 2011	458,000	456,558
Western Union Co., 5.4%, 2011	730,000	729,694

		$1,520,119

Defense Electronics – 0.7%
BAE Systems Holdings, Inc., 4.75%, 2010 (n)	$402,000	$407,365
BAE Systems Holdings, Inc., 6.4%, 2011 (n)	372,000	383,761

		$791,126

Electronics – 0.3%
Tyco Electronics Group S.A., 6.55%, 2017	$180,000	$177,900
Tyco Electronics Group S.A., 7.125%, 2037	130,000	127,159

		$305,059

Emerging Market Quasi-Sovereign – 0.3%
OAO Gazprom, 7.343%, 2013 (z)	$240,000	$243,000
OAO Gazprom, 8.146%, 2018 (z)	115,000	116,437

		$359,437

Emerging Market Sovereign – 0.2%
Gabonese Republic, 8.2%, 2017 (n)	$240,000	$244,200

Energy - Independent – 1.0%
Apache Corp., 7.375%, 2047	$10,000	$11,235
Nexen, Inc., 6.4%, 2037	540,000	500,282

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Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Independent – continued
Ocean Energy, Inc., 7.25%, 2011	$241,000	$257,736
XTO Energy, Inc., 6.25%, 2013	100,000	102,558
XTO Energy, Inc., 5.65%, 2016	329,000	318,895

		$1,190,706

Energy - Integrated – 0.3%
Petro-Canada, 6.05%, 2018	$327,000	$320,805

Entertainment – 0.1%
Turner Broadcasting System, Inc., 8.375%, 2013	$101,000	$108,386

Financial Institutions – 1.8%
American Express Centurion Bank, 5.55%, 2012	$420,000	$409,061
Capital One Financial Corp., 6.15%, 2016	310,000	251,919
General Electric Capital Corp., 5.375%, 2016	343,000	335,622
General Electric Co., 5.625%, 2018	200,000	194,504
ILFC E-Capital Trust I, 5.9% to 2010, FRN to 2065 (n)	500,000	373,295
ORIX Corp., 5.48%, 2011	630,000	609,327

		$2,173,728

Food & Beverages – 1.7%
Dr. Pepper Snapple Group, Inc., 6.82%, 2018 (n)	$358,000	$359,970
General Mills, Inc., 5.65%, 2012	190,000	193,318
Kraft Foods, Inc., 6.125%, 2018	520,000	507,019
Miller Brewing Co., 5.5%, 2013 (n)	641,000	642,034
Tyson Foods, Inc., 6.85%, 2016	370,000	342,331

		$2,044,672

Food & Drug Stores – 0.3%
CVS Caremark Corp., 6.125%, 2016	$270,000	$270,586
CVS Caremark Corp., 5.75%, 2017	153,000	149,576

		$420,162

Forest & Paper Products – 0.6%
International Paper Co., 7.95%, 2018	$460,000	$457,422
Stora Enso Oyj, 7.25%, 2036 (n)	304,000	229,155

		$686,577

Gaming & Lodging – 1.2%
Marriott International, Inc., 5.625%, 2013	$607,000	$569,164
MGM Mirage, 8.375%, 2011	350,000	315,875
Wyndham Worldwide Corp., 6%, 2016	585,000	502,676

		$1,387,715

Industrial – 0.5%
Steelcase, Inc., 6.5%, 2011	$620,000	$630,107

Insurance – 1.1%
Hartford Financial Services Group, Inc., 8.125%, 2068	$130,000	$124,839
ING Groep N.V., 5.775% to 2015, FRN to 2049	323,000	268,172
Metropolitan Life Global Funding, 5.125%, 2013 (n)	300,000	295,808
Prudential Financial, Inc., 6%, 2017	320,000	305,253
UnumProvident Corp., 6.85%, 2015 (n)	393,000	387,410

		$1,381,482

Insurance - Health – 0.3%
Humana, Inc., 7.2%, 2018	$270,000	$262,004
UnitedHealth Group, Inc., 6.875%, 2038	170,000	154,465

		$416,469

Insurance - Property & Casualty – 0.9%
Chubb Corp., 5.75%, 2018	$110,000	$105,804
Fund American Cos., Inc., 5.875%, 2013	585,000	543,547
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2037 (n)	500,000	428,472

		$1,077,823

3

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PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – 4.0%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049	$230,000	$162,812
Bank of America Corp., 5.65%, 2018	430,000	401,384
Bear Stearns Cos., Inc., 5.85%, 2010	750,000	760,127
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	400,000	343,860
Credit Suisse New York, 6%, 2018	210,000	201,072
DBS Group Holdings Ltd., 7.657% to 2011, FRN to 2049 (n)	238,000	240,339
JPMorgan Chase Bank N.A., 5.875%, 2016	250,000	243,229
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049	512,000	438,922
Natixis S.A., 10% to 2018, FRN to 2049 (n)	300,000	287,019
PNC Funding Corp., 5.625%, 2017	290,000	263,588
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)	100,000	83,351
SMFG Preferred Capital, 9.5%, 2049 (z)	200,000	199,600
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	258,000	261,199
Unicredito Luxembourg Finance S.A., 6%, 2017 (n)	500,000	468,569
Wachovia Capital Trust III, 5.8% to 2011, FRN to 2042	225,000	127,125
Wachovia Corp., 6.605%, 2025	387,000	310,414

		$4,792,610

Medical & Health Technology & Services – 1.3%
Fisher Scientific International, Inc., 6.125%, 2015	$675,000	$668,868
Hospira, Inc., 5.55%, 2012	300,000	296,816
Hospira, Inc., 6.05%, 2017	290,000	279,951
McKesson Corp., 5.7%, 2017	360,000	348,150

		$1,593,785

Metals & Mining – 1.2%
International Steel Group, Inc., 6.5%, 2014	$497,000	$500,166
Peabody Energy Corp., 5.875%, 2016	332,000	316,230
Rio Tinto Finance USA Ltd., 5.875%, 2013	610,000	617,055

		$1,433,451

Mortgage Backed – 21.8%
Fannie Mae, 4.55%, 2011	$338,562	$340,554
Fannie Mae, 5.12%, 2012	280,489	283,784
Fannie Mae, 4.589%, 2014	200,502	195,686
Fannie Mae, 4.62%, 2014	178,141	173,458
Fannie Mae, 4.666%, 2014	256,941	251,618
Fannie Mae, 4.86%, 2014	178,075	175,404
Fannie Mae, 4.56%, 2015	228,445	221,109
Fannie Mae, 4.665%, 2015	153,578	149,466
Fannie Mae, 4.69%, 2015	128,383	125,196
Fannie Mae, 4.7%, 2015	177,220	172,792
Fannie Mae, 4.74%, 2015	196,348	191,737
Fannie Mae, 4.78%, 2015	217,336	212,127
Fannie Mae, 4.815%, 2015	271,000	265,315
Fannie Mae, 4.82%, 2015	225,772	220,665
Fannie Mae, 4.87%, 2015	174,232	171,200
Fannie Mae, 4.89%, 2015	124,085	122,192
Fannie Mae, 4.925%, 2015	487,969	481,896
Fannie Mae, 5%, 2016 - 2027	1,221,397	1,226,987
Fannie Mae, 4.996%, 2017	566,078	561,186
Fannie Mae, 5.5%, 2018 - 2038	6,874,206	6,792,500
Fannie Mae, 4.88%, 2020	168,131	166,666
Fannie Mae, 6.5%, 2033	59,939	61,987

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PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage Backed – continued
Fannie Mae, 6%, 2034 - 2037	$648,168	$652,627
Freddie Mac, 5%, 2018 - 2028	1,749,106	1,759,966
Freddie Mac, 5.5%, 2022 - 2036	3,058,109	3,026,116
Freddie Mac, 4%, 2024	66,103	66,107
Freddie Mac, 6%, 2034 - 2038	2,065,188	2,083,804
Ginnie Mae, 6%, 2036 - 2038	2,677,965	2,710,701
Ginnie Mae, 5.5%, 2038	3,319,974	3,290,910

		$26,153,756

Municipals – 4.4%
Harris County TX, “C”, FSA, 5.25%, 2028	$300,000	$318,840
Massachusetts Health & Educational Authority Rev. (Mass Institute Technology), “K”, 5.5%, 2032	1,620,000	1,777,707
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2030	310,000	338,244
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2035	515,000	559,187
Metropolitan Atlanta, GA, Rapid Transit Tax Authority Rev., “A”, FGIC, 5.25%, 2032	500,000	521,580
New York, Dormitory Authority Rev. (New York University), BHAC, 5.5%, 2031	250,000	275,252
State of Massachusetts, “A”, 5.5%, 2030	685,000	748,869
Utah Transit Authority Sales Tax Rev., “A”, MBIA, 5%, 2035	690,000	700,205

		$5,239,884

Natural Gas - Pipeline – 2.0%
CenterPoint Energy, Inc., 7.875%, 2013	$616,000	$659,071
CenterPoint Energy, Inc., 5.95%, 2017	250,000	235,985
Enterprise Products Operating LP, 5.65%, 2013	181,000	180,619
Enterprise Products Partners LP, 6.3%, 2017	40,000	39,778
Kinder Morgan Energy Partners LP, 7.75%, 2032	236,000	252,569
Spectra Energy Capital LLC, 8%, 2019	393,000	408,514
TransCapitalInvest Ltd., 7.7%, 2013	101,000	101,000
Williams Cos., Inc., 8.75%, 2032	445,000	505,075

		$2,382,611

Network & Telecom – 3.5%
British Telecommunications PLC, 5.15%, 2013	$419,000	$409,840
CenturyTel, Inc., 8.375%, 2010	606,000	629,548
Deutsche Telekom International Finance B.V., 5.75%, 2016	351,000	340,423
Telecom Italia Capital, 6.2%, 2011	461,000	472,314
Telefonica Emisiones S.A.U., 7.045%, 2036	319,000	322,439
TELUS Corp., 8%, 2011	713,000	759,443
Verizon Communications, Inc., 7.51%, 2009	580,000	593,873
Verizon New York, Inc., 6.875%, 2012	706,000	727,728

		$4,255,608

Oil Services – 0.8%
KazMunaiGaz Finance B.V., 8.375%, 2013 (z)	$302,000	$307,662
Weatherford International Ltd., 5.15%, 2013	330,000	327,052
Weatherford International Ltd., 6.35%, 2017	300,000	303,411

		$938,125

Oils – 0.4%
Premcor Refining Group, Inc., 7.5%, 2015	$500,000	$516,304

Other Banks & Diversified Financials – 1.2%
Alfa Diversified Payment Rights Finance Co. S.A., FRN, 4.676%, 2011 (n)	$259,000	$246,050
Citigroup, Inc., 8.4% to 2018, FRN to 2049	490,000	419,558
Fifth Third Bancorp, 5.45%, 2017	50,000	37,887
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)	465,000	380,842
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	350,000	298,384

		$1,382,721

5

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PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Printing & Publishing – 0.1%
Pearson PLC, 5.5%, 2013 (n)	$140,000	$138,531

Railroad & Shipping – 0.8%
Canadian Pacific Railway Co., 6.5%, 2018	$440,000	$430,594
TFM S.A. de C.V., 9.375%, 2012	326,000	336,595
Union Pacific Corp., 7.25%, 2008	175,000	176,632

		$943,821

Real Estate – 3.0%
Boston Properties, Inc., REIT, 5%, 2015	$253,000	$228,592
ERP Operating LP, REIT, 5.75%, 2017	630,000	566,950
HRPT Properties Trust, REIT, 6.25%, 2016	416,000	369,760
Kimco Realty Corp., REIT, 6%, 2012	150,000	146,574
Kimco Realty Corp., REIT, 5.783%, 2016	648,000	600,539
Liberty Property LP, REIT, 5.5%, 2016	430,000	373,167
ProLogis, REIT, 5.75%, 2016	224,000	209,469
ProLogis, REIT, 5.625%, 2016	220,000	202,701
Simon Property Group, Inc., REIT, 4.6%, 2010	267,000	263,265
Simon Property Group, Inc., REIT, 5.75%, 2015	331,000	322,609
Simon Property Group, Inc., REIT, 6.1%, 2016	312,000	300,836

		$3,584,462

Restaurants – 0.4%
YUM! Brands, Inc., 8.875%, 2011	$417,000	$448,809

Retailers – 1.6%
Home Depot, Inc., 5.25%, 2013	$412,000	$393,205
J.C. Penney Corp., Inc., 8%, 2010	70,000	72,103
Macy’s Retail Holdings, Inc., 5.35%, 2012	240,000	222,858
Macy’s, Inc., 6.625%, 2011	374,000	365,940
Wal-Mart Stores, Inc., 6.2%, 2038	470,000	459,351
Wesfarmers Ltd., 6.998%, 2013 (z)	420,000	435,228

		$1,948,685

Specialty Stores – 0.2%
Best Buy, Inc., 6.75%, 2013 (z)	$270,000	$274,271

Supermarkets – 0.9%
Delhaize America, Inc., 9%, 2031	$284,000	$326,293
Kroger Co., 6.4%, 2017	413,000	422,068
Safeway, Inc., 6.5%, 2011	267,000	276,249

		$1,024,610

Telecommunications - Wireless – 1.0%
Nextel Communications, Inc., 5.95%, 2014	$655,000	$497,800
Rogers Cable, Inc., 5.5%, 2014	406,000	391,725
Rogers Communications, Inc., 6.8%, 2018	130,000	130,174
Vodafone Group PLC, 5.625%, 2017	149,000	143,072

		$1,162,771

Telephone Services – 0.2%
Embarq Corp., 7.082%, 2016	$300,000	$280,356

Tobacco – 1.2%
Philip Morris International, Inc., 4.875%, 2013	$680,000	$665,919
Reynolds American, Inc., 6.75%, 2017	850,000	834,400

		$1,500,319

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PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Transportation - Services – 0.1%
FedEx Corp., 9.65%, 2012	$83,000	$95,700

U.S. Government Agencies – 3.5%
Small Business Administration, 5.34%, 2021	$71,200	$71,682
Small Business Administration, 6.34%, 2021	12,409	12,788
Small Business Administration, 6.35%, 2021	9,052	9,329
Small Business Administration, 6.44%, 2021	11,652	12,032
Small Business Administration, 6.07%, 2022	51,887	53,861
Small Business Administration, 4.35%, 2023	335,158	317,550
Small Business Administration, 4.89%, 2023	462,772	447,197
Small Business Administration, 4.98%, 2023	489,784	481,824
Small Business Administration, 4.34%, 2024	440,076	416,408
Small Business Administration, 4.86%, 2024	232,419	226,022
Small Business Administration, 4.93%, 2024	410,301	401,688
Small Business Administration, 5.19%, 2024	427,076	423,747
Small Business Administration, 5.52%, 2024	426,258	428,393
Small Business Administration, 4.76%, 2025	575,458	547,598
Small Business Administration, 5.35%, 2026	383,797	383,426

		$4,233,545

U.S. Treasury Obligations – 8.1%
U.S. Treasury Bonds, 8.125%, 2019	$5,000	$6,679
U.S. Treasury Bonds, 6%, 2026	630,000	733,999
U.S. Treasury Bonds, 6.25%, 2030	375,000	456,855
U.S. Treasury Bonds, 5.375%, 2031	932,000	1,024,108
U.S. Treasury Bonds, 4.5%, 2036 (f)	1,352,000	1,325,910
U.S. Treasury Bonds, 5%, 2037	510,000	541,835
U.S. Treasury Notes, 5.125%, 2011	4,061,000	4,320,206
U.S. Treasury Notes, 4.75%, 2014	74,000	79,481
U.S. Treasury Notes, 5.125%, 2016	1,080,000	1,180,743

		$9,669,816

Utilities - Electric Power – 5.7%
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)	$439,000	$460,950
Bruce Mansfield Unit, 6.85%, 2034	530,000	531,751
Dominion Resources, Inc., 6.4%, 2018	170,000	172,702
Duke Energy Corp., 5.65%, 2013	440,000	443,252
E.On International Finance B.V., 6.65%, 2038 (n)	290,000	281,348
EDP Finance B.V., 6%, 2018 (n)	720,000	711,757
EEB International Ltd., 8.75%, 2014 (n)	100,000	106,000
Enersis S.A., 7.375%, 2014	388,000	412,763
Exelon Generation Co. LLC, 6.95%, 2011	843,000	871,882
FirstEnergy Corp., 6.45%, 2011	455,000	464,709
ISA Capital do Brasil S.A., 7.875%, 2012	472,000	490,880
Israel Electric Corp. Ltd., 7.25%, 2019 (z)	200,000	198,102
MidAmerican Energy Holdings Co., 5.875%, 2012	150,000	154,162
NiSource Finance Corp., 7.875%, 2010	649,000	672,493
NRG Energy, Inc., 7.25%, 2014	520,000	507,000
Virginia Electric & Power Co., 4.1%, 2038	346,000	346,814
		$6,826,565

Total Bonds		$115,398,206

Floating Rate Loans – 1.1% (g)(r)
Aerospace – 0.3%
Hawker Beechcraft Acquisition Co., Letter of Credit, 4.8%, 2014	$33,043	$30,720
Hawker Beechcraft Acquisition Co., Term Loan B, 4.8%, 2014	374,725	348,377

		$379,097

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PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) – continued
Food & Beverages – 0.4%
ARAMARK Corp., Letter of Credit, 5.4%, 2014	$26,419	$25,084
ARAMARK Corp., Term Loan B, 4.68%, 2014	415,846	394,846

		$419,930

Medical & Health Technology & Services – 0.4%
HCA, Inc., Term Loan B, 5.05%, 2013	$534,448	$502,158

Printing & Publishing – 0.0%
Idearc, Inc., Term Loan B, 4.79%, 2014	$64,458	$47,753

Total Floating Rate Loans		$1,348,938

Money Market Funds (v) – 2.1%
MFS Institutional Money Market Portfolio, 2.56%, at Net Asset Value	2,461,356	$2,461,356

Total Investments		$119,208,500

Other Assets, Less Liabilities – 0.5%		648,916

Net Assets – 100.0%		$119,857,416

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $9,101,334, representing 7.6% of net assets.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven- day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Bayview Commercial Asset Trust, 0.775%, 2035	10/06/05	$374,502	$314,147
Bayview Commercial Asset Trust, FRN, 1.68%, 2036	2/28/06	287,755	228,258
Bayview Commercial Asset Trust, FRN, 1.798%, 2036	5/16/06	210,794	178,525
Bayview Commercial Mortgage Pass-Through Trust, FRN, 1.68%, 2036	3/29/06	200,710	103,184
Best Buy, Inc., 6.75%, 2013	6/24/08	269,533	274,271
British Sky Broadcasting, 6.1%, 2018	2/07/08 - 2/14/08	329,542	321,157
Crest G-Star, CDO, 6.95%, 2032	9/13/05	1,038,717	976,574
Falcon Franchise Loan LLC, FRN, 3.421%, 2025	12/19/03	265,721	200,505
Israel Electric Corp. Ltd., 7.25%, 2019	5/07/08	199,667	198,102
KazMunaiGaz Finance B.V., 8.375%, 2013	7/02/08	302,581	307,662
OAO Gazprom, 7.343%, 2013	4/08/08	249,095	243,000
OAO Gazprom, 8.146%, 2018	4/03/08	118,379	116,437
Preferred Term Securities XIX Ltd., CDO, FRN, 3.126%, 2035	9/28/07 - 12/24/07	1,416,218	1,189,623
SMFG Preferred Capital, 9.5%, 2049	8/04/08	206,520	199,600
Wesfarmers Ltd., 6.998%, 2013	4/03/08	420,000	435,228

Total Restricted Securities			$5,286,273
% of Net Assets			4.4%

8

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PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT	Real Estate Investment Trust

Insurers
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance Inc.
MBIA	MBIA Insurance Corp.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

9

MFS Research Bond Fund J

Supplemental Information (Unaudited) 7/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of July 31, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$2,461,356	$116,747,144	$—	$119,208,500
Other Financial Instruments	$(62,094)	$11,878	$—	$(50,216)

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$125,141,891

Gross unrealized appreciation	$401,257
Gross unrealized depreciation	(6,334,648)

Net unrealized appreciation (depreciation)	$(5,933,391)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 7/31/08

Futures contracts outstanding at 7/31/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Bond (Short)	47	$5,428,500	Sep-08	$(79,844)
U.S. Treasury Note 2 yr (Long)	29	6,148,000	Sep-08	42,039
U.S. Treasury Note 5 yr (Short)	20	2,226,719	Sep-08	(24,289)

				$(62,094)

Swap Agreements at 7/31/08

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Credit Default Swaps
12/20/12	USD	220,000	Merrill Lynch International	(1)	1.35% (fixed rate)	$329
12/20/12	USD	300,000	Goldman Sachs International	(2)	1.55% (fixed rate)	3,007
12/20/12	USD	440,000	Goldman Sachs International	(3)	1.43% (fixed rate)	13,368
12/20/12	USD	300,000	Goldman Sachs International	(4)	1.3% (fixed rate)	796
3/20/13	USD	640,000	Goldman Sachs International	(4)	2.129% (fixed rate)	(20,123)
6/20/13	USD	270,000	Morgan Stanley Capital Services, Inc.	(5)	1.07% (fixed rate)	(5,312)
6/20/13	USD	270,000	JPMorgan Chase Bank	(6)	3.1% (fixed rate)	6,254

10

MFS Research Bond Fund J

Supplemental Information (Unaudited) 7/31/08 - continued

Swap Agreements at 7/31/08 - continued

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Credit Default Swaps
6/20/13	USD	270,000	Morgan Stanley Capital Services, Inc.	(7)	1.07% (fixed rate)	$903
6/20/13	USD	150,000	JPMorgan Chase Bank	(8)	1.12% (fixed rate)	564
6/20/13	USD	100,000	JPMorgan Chase Bank	(8)	1.1% (fixed rate)	465
6/20/13	USD	260,000	Morgan Stanley Capital Services, Inc.	(9)	1.48% (fixed rate)	4,493
9/20/13	USD	270,000	Merrill Lynch International	(10)	0.77% (fixed rate)	1,732
9/20/13	USD	270,000	Morgan Stanley Capital Services, Inc.	(11)	0.99% (fixed rate)	(1,019)
9/20/13	USD	160,000	Goldman Sachs International	(12)	0.645% (fixed rate)	(366)
9/20/13	USD	110,000	Goldman Sachs International	(12)	0.645% (fixed rate)	(250)
9/20/13	USD	270,000	Goldman Sachs International	1.4% (fixed rate)	(13)	3,614
9/20/13	USD	270,000	Goldman Sachs International	(14)	0.67% (fixed rate)	(586)
9/20/13	USD	270,000	Merrill Lynch International	(15)	1.05% (fixed rate)	4,009

						$11,878

(1)	Fund to receive notional amount upon a defined credit event by Boston Properties, Inc., 6.25%, 1/15/13.

(2)	Fund to receive notional amount upon a defined credit event by Equity Residential, Inc., 5.75%, 6/15/17.

(3)	Fund to receive notional amount upon a defined credit event by Kimco Realty Corp., 5.98%, 7/30/12.

(4)	Fund to receive notional amount upon a defined credit event by Simon Properties Group, Inc., 6.35%, 8/28/12.

(5)	Fund to receive notional amount upon a defined credit event by Arrow Electronics, Inc., 6.875%, 6/01/18.

(6)	Fund to receive notional amount upon a defined credit event by Capital One Financial, Inc., 6.25%, 11/15/13.

(7)	Fund to receive notional amount upon a defined credit event by Nordstrom, Inc., 6.95%, 3/15/28.

(8)	Fund to receive notional amount upon a defined credit event by Universal Health Services, Inc., 7.125%, 6/30/16.

(9)	Fund to receive notional amount upon a defined credit event by Weyerhaeuser Co., 7.125%, 7/15/23.

(10)	Fund to receive notional amount upon a defined credit event by AutoZone, Inc., 5.875%, 10/15/12.

(11)	Fund to receive notional amount upon a defined credit event by British Telecom PLC, 5.75%, 12/07/28.

(12)	Fund to receive notional amount upon a defined credit event by CIGNA Corp., 7.875%, 5/15/27.

(13)	Fund to pay notional amount upon a defined credit event by Newell Rubbermaid, Inc., 4.625%, 12/15/09.

(14)	Fund to receive notional amount upon a defined credit event by Safeway, Inc., 5.8%, 8/15/12.

(15)	Fund to receive notional amount upon a defined credit event by Whirlpool Corp., 7.75%, 7/15/16.

At July 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

11

MFS Research Bond Fund J

Supplemental Information (Unaudited) 7/31/08 - continued

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the transactions in securities which the fund assumes to be affiliated issuers during the three months ended July 31, 2008, is set forth below:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,705	17,216,365	(14,758,714)	2,461,356

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	—	$—	$12,439	$2,461,356

12

MFS® Inflation-Adjusted Bond Fund

7/31/08
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS Inflation-Adjusted Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08

Issuer	Shares/Par	Value ($)
Bonds – 93.2%
U.S. Treasury Inflation Protected Securities – 93.2%
U.S. Treasury Bonds, 2.5%, 2016	$2,231,664	$2,393,634
U.S. Treasury Bonds, 1.625%, 2018	8,743,711	8,714,340
U.S. Treasury Bonds, 2.375%, 2025	6,951,148	7,235,714
U.S. Treasury Bonds, 2.375%, 2027	7,961,043	8,224,132
U.S. Treasury Bonds, 1.75%, 2028	1,177,475	1,100,112
U.S. Treasury Bonds, 3.875%, 2029	4,451,528	5,691,003
U.S. Treasury Bonds, 3.375%, 2032	937,060	1,156,610
U.S. Treasury Notes, 0.875%, 2010	4,809,442	4,835,745
U.S. Treasury Notes, 2.375%, 2011	6,756,215	7,034,382
U.S. Treasury Notes, 3%, 2012	7,206,703	7,777,611
U.S. Treasury Notes, 1.875%, 2013	5,662,422	5,872,997
U.S. Treasury Notes, 2%, 2014	4,270,647	4,449,814
U.S. Treasury Notes, 1.625%, 2015	10,217,054	10,378,289
U.S. Treasury Notes, 2.375%, 2017	3,889,774	4,128,023

Total Bonds		$78,992,406

Issuer/Expiration Date/Strike Price	Number of Contracts	Value ($)
Call Options Purchased – 0.0%
U.S. Treasury Note 10 year Futures - August 2008 @ $115	19	$19,891

Issuer	Shares/Par	Value ($)
Short-Term Obligations – 4.0%
Deutsche Bank Financial LLC, 2.2%, due 8/01/08 (y)	$3,339,000	$3,339,000

Repurchase Agreements – 1.8%
Merrill Lynch & Co., 2.19%, dated 7/31/08, due 8/01/08, total to be received $1,532,093 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	$1,532,000	$1,532,000

Total Investments (k)		$83,883,297

Other Assets, Less Liabilities – 1.0%		881,593

Net Assets – 100.0%		$84,764,890

(k)	As of July 31, 2008, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $79,012,297 and 94.19% of market value. An independent pricing service provided an evaluated bid for 94.17% of the market value.

(y)	The rate shown represents an annualized yield at time of purchase.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS Inflation-Adjusted Bond Fund

Supplemental Information (Unaudited) 7/31/08

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$85,771,222

Gross unrealized appreciation	$11,915
Gross unrealized depreciation	(1,899,840)

Net unrealized appreciation (depreciation)	$(1,887,925)

The aggregate cost above includes prior fiscal year end tax adjustments.

2

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST IX

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President

Date: September 12, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President (Principal Executive Officer)

Date: September 12, 2008

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 12, 2008

*	Print name and title of each signing officer under his or her signature.